MUTUAL FUNDS

Van Kampen
Retirement Strategy Funds

2050 Retirement Strategy Fund
2045 Retirement Strategy Fund
2040 Retirement Strategy Fund
2035 Retirement Strategy Fund
2030 Retirement Strategy Fund
2025 Retirement Strategy Fund
2020 Retirement Strategy Fund
2015 Retirement Strategy Fund
2010 Retirement Strategy Fund
In Retirement Strategy Fund
This Prospectus is dated
December 30, 2009
CLASS A SHARES
CLASS C SHARES
CLASS I SHARES
CLASS R SHARES

Each Fund’s (except for the In Retirement Strategy Fund) investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The In Retirement Strategy Fund’s investment objective is to seek current income consistent with preservation of capital.

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission (SEC) and the SEC has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Risk/Return Summary	3

Fees and Expenses of the Funds	11

Investment Objectives, Principal Investment Strategies and Risks	15

Investment Advisory Services	26

Purchase of Shares	28

Redemption of Shares	37

Distributions from the Funds	39

Shareholder Services	40

Frequent Purchases and Redemptions of the Funds’ Shares	42

Federal Income Taxation	42

Disclosure of Portfolio Holdings	43

Financial Highlights	44

Appendix A — Underlying Funds	A-1

Risk/Return Summary

Overview
This Prospectus provides information about the ten Van Kampen Retirement Strategy Funds (each referred to as a “Fund” and collectively as the “Funds”):

Van Kampen 2050 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2010 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund

Each Fund seeks to provide an asset allocation strategy designed for investors planning to retire on or about a specific year, except for the Van Kampen In Retirement Strategy Fund (the “In Retirement Strategy Fund”), which is designed to provide income for investors who have already retired.

Investment Objectives
Each Fund’s (except for the In Retirement Strategy Fund) investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The In Retirement Strategy Fund’s investment objective is to seek current income consistent with preservation of capital. Each Fund’s investment objective may be changed by its Board of Trustees without shareholder approval, but no change is anticipated.

Principal Investment Strategies
Each Fund is a “fund of funds” which invests in a number of other funds in the Van Kampen fund complex (“Affiliated Underlying Funds”) and non-affiliated funds (“Unaffiliated Underlying Funds” and, together with Affiliated Underlying Funds, “Underlying Funds”). The Underlying Funds in which the Funds invest may include mutual funds and exchange traded funds (“ETFs”). Each Fund will seek to achieve its investment objective by investing in a portfolio of Underlying Funds that represent various asset classes and sectors that will change over time as the target retirement date in a given Fund’s name gets closer.

The Funds are designed primarily for investors seeking a professionally managed investment program to simplify the accumulation of assets prior to and during retirement. Each Fund (other than the In Retirement Strategy Fund) is managed based on an approximate retirement year (the “target retirement date”) included in its name. In general, the Funds’ investment programs assume the investor turns 65 on or about the target retirement date. To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, the Van Kampen Retirement Strategy Funds offer ten Funds with different combinations of asset allocations. Choosing a Fund with an earlier target retirement date generally represents a more conservative choice and choosing a Fund with a later target retirement date generally represents a more aggressive choice. The In Retirement Strategy Fund seeks to provide a level of return able to sustain systemic withdrawals for investors who have already retired. The following table details the way each Fund currently allocates investments among various asset classes.

		Target allocation among
		Underlying Funds as of
		the date of this Prospectus
			Fixed
	Retirement year		Income	Alternative
	(assumes retirement	Equity	Funds	Investment
Fund	age of 65)	Funds	and Cash	Funds

2050	2048-2052	80%	10%	10%

2045	2043-2047	80%	10%	10%

2040	2038-2042	80%	10%	10%

2035	2033-2037	80%	10%	10%

2030	2028-2032	71%	19%	10%

2025	2023-2027	64%	28%	8%

2020	2018-2022	58%	36%	6%

2015	2013-2017	51%	44%	4%

2010	2008-2012	46%	51%	3%

In Retirement	Post Retirement	22%	78%	0%

Appendix A to this Prospectus lists those Underlying Funds currently available for investment by the Funds and shows each such Underlying Fund’s investment adviser and/or investment subadviser and its investment objective(s) and primary investment strategy as of the date of this Prospectus. As shown on Appendix A, each of the Funds currently expects to invest primarily in certain Affiliated Underlying Funds which, like the Funds, are advised by Van Kampen Asset Management, and in certain Unaffiliated Underlying Funds advised by Russell Investment Management Company (the “Russell Underlying Funds”). The Russell Underlying Funds employ Russell’s “multi-style, multi-manager” approach, whereby portions of such funds are allocated to different money managers (unaffiliated with Russell Investment Management and Van Kampen Asset Management) who employ distinct investment styles. Thus, the Funds provide investors with access to a number of different money managers. For more information on Van Kampen Asset Management and Russell Investment Management Company, see the section entitled “Investment Advisory Services.”

The Funds are not required to invest in all of the Underlying Funds nor are the they required to invest in any single Underlying Fund. There is no minimum percentage in which a Fund must invest in any Underlying Fund; however, no Fund may invest more than 50% of its assets at the time of investment in any one Underlying Fund and no Fund may hold more than 25% of the outstanding voting securities of an Unaffiliated Underlying Fund at the time of investment. From time to time, the Funds’ investment adviser may select new or different Underlying Funds other than those listed on Appendix A without prior approval of or prior notice to shareholders.

Although the Funds do not engage in active trading or attempt to capture short-term market opportunities with respect to Underlying Funds, the Funds’ investment adviser monitors the Underlying Funds and may from time to time adjust the percentage of assets invested in any specific Underlying Fund held by a Fund.

Over time, the asset allocation mix will change according to a “glide path” developed by the Funds’ investment subadviser. The glide path represents the shifting of assets over time. The glide path is designed to help investors accumulate assets over time needed to generate income during their retirement years. The current projected glide path is set forth below. The Funds’ investment adviser continuously monitors the glide path and each Fund’s asset allocation and seeks to identify improvements that would benefit shareholders. Accordingly, the investment subadviser may modify the glide path (and therefore a Fund’s target allocations among the Underlying Funds) in the future in accordance with changes in Fund performance, economic outlook and the investment adviser’s asset allocation methodology.

The following glide path chart illustrates how the asset allocation mix of the Funds is currently projected to change over time.

Each Fund has target allocations for the broad asset classes of equity securities, fixed income securities and alternative investments. As the glide path shows, each Fund’s asset mix becomes more conservative as it approaches its target retirement date. This reflects the need to reduce investment risk and lower volatility as retirement approaches and the Fund becomes a source of income after retirement.

Subject to the target allocations for each Fund, the Funds’ investment adviser determines the underlying asset allocations, manages daily cash flow activities and rebalances the Funds generally on an annual basis to ensure appropriate allocations among asset classes and among Underlying Funds in accordance with the applicable target allocations. In addition, the investment adviser may rebalance the Funds from time to time based on market conditions.

After the target retirement date, the Funds will continue on a glide path to a more conservative allocation designed to place greater emphasis on income and reduce investors’ overall risk. Approximately 15 years after a Fund’s stated target retirement date, the Fund’s exposure to equity Underlying Funds will become static and approximate that of the In Retirement Strategy Fund. Beginning with a Fund’s target retirement date, the Fund’s Board of Trustees may approve combining such Fund with the In Retirement Strategy Fund. The board will approve a combination with the In Retirement Strategy Fund if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the In Retirement Strategy Fund. Shareholders will be notified prior to, but will not have to approve, such a combination.

While the glide path is designed to accumulate assets needed to generate income during retirement years, there is no guarantee the investment adviser will correctly predict market or economic conditions or that the Underlying Funds will achieve their respective investment objectives and, as with other mutual fund investments, you could lose money.

Principal Investment Risks
An investment in any of the Funds is subject to risks, and you could lose money on your investment in a

Fund. There can be no assurance that the Funds will achieve their investment objective.

Risks of Investing in the
Retirement Strategy Funds
Fund Selection Risk. It is expected that investors will select a Fund whose stated target retirement date is closest to their retirement date. Choosing a Fund with an earlier target retirement date represents a more conservative choice; choosing a Fund with a later target retirement date represents a more aggressive choice. The target retirement date of a Fund should not necessarily represent the year an investor intends to start withdrawing retirement assets; it should be a guide only. More conservative investors should choose a Fund with a target retirement date earlier than their planned retirement year. To the extent that a Fund’s assets decrease over time, that Fund’s expense ratio is likely to increase.

Allocation risk. Each Fund’s ability to achieve its investment objective depends on the Funds’ investment adviser’s ability to select the appropriate mix of Underlying Funds. There is the risk that the Funds’ investment adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions. Neither the Funds nor their investment adviser can assure that a recommended asset allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon. An investor may need to take into account other factors in determining the appropriateness of the Funds. Each Fund allocates its assets among Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than other mutual funds without such constraints.

Risks of investing in the Underlying Funds. Each of the Underlying Funds in which the Funds invest has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Funds’ investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives. The Underlying Funds may change their investment objectives or policies without the approval of the Funds. In addition, an Underlying Fund may cease operations, merge or combine with other funds or close to investors. If an Underlying Fund were to change, the Funds may be forced to sell their shares of the Underlying Fund at a disadvantageous time. The Funds bear their own expenses and indirectly bear the proportionate share of expenses of the Underlying Funds in which they invest.

Affiliated Underlying Funds risks. In selecting among Affiliated Underlying Funds (which are also advised by the Funds’ investment adviser), the Funds’ investment adviser is subject to the potential conflict of interest presented because the fees paid by some Affiliated Underlying Funds to their investment adviser are higher than the fees paid by other Affiliated Underlying Funds; however, the Funds’ investment adviser seeks to select those Underlying Funds that best satisfy its asset allocation methodology and each Fund’s target asset allocation weighting.

Unaffiliated Underlying Funds risks. Although the Funds’ investment adviser monitors and seeks to coordinate the overall asset allocation of the Funds, each Underlying Fund’s investment adviser makes investment decisions independently. The investment styles employed by Underlying Funds’ investment advisers may not be complementary. The interplay of the various strategies employed by the Underlying Funds’ investment advisers may result in a Fund’s exposure to a given stock, industry or investment style unintentionally being smaller or larger than intended. Certain of the Unaffiliated Underlying Funds in which the Funds may invest utilize a multi-manager approach, which may increase these risks. Furthermore, the multi-manager approach could increase an Unaffiliated Underlying Fund’s portfolio turnover rates, which may result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

Exchange traded funds (ETFs) risk. An investment by a Fund in an Underlying Fund that is an ETF generally presents the same primary risks as investment in an Underlying Fund that is a mutual fund. In addition ETFs may also be subject to the following risks: (i) the market price of an ETF may trade above or below net asset value, (ii) an active trading market for an ETF’s shares may not be maintained; (iii) trading in an ETF’s shares may be halted if the listing exchange deems such action appropriate; (iv) ETFs are not actively managed and may not fulfill their objective of tracking the performance of the index they seek to track; (v) an ETF would not necessarily sell a security because of a decline in the financial condition of the issuer unless such security was removed from the index such ETF seeks to track, (vi) the value of an investment in an ETF may decline more or less in correlation with any decline in the value of the index it seeks to track; (vii) an ETF that is focused on a single industry or sector may present more risks than if it were broadly diversified over numerous industries or sectors of the economy.

Target allocation risk. When a Fund has a greater asset allocation to equity securities it will be less conservative and have more equity security risk exposure. Over time, as a Fund gets closer to its target retirement date, a Fund’s asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities and it will have more fixed-income security risk exposure. A Fund’s transformation reflects the need to reduce overall investment risk and lower volatility as retirement approaches and the Fund may be a primary source of income for an investor after retirement.

Diversification status and associated risks. Each Fund is a non-diversified fund because it invests primarily in the Underlying Funds. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified fund’s shares. However, because each Fund implements its asset allocation strategy by investing in different types of Underlying Funds and because most of the Underlying Funds are themselves diversified, it is expected that the Funds are subject to less non-diversification risk than other types of non-diversified funds not pursuing this kind of strategy. However, the Funds may invest a significant portion of their respective assets in one or more Underlying Funds and certain Underlying Funds may be non-diversified themselves. Thus, the Funds may present more risk than a diversified fund.

Risks of Investing in the
Underlying Funds
An investment in the Underlying Funds is subject to risks, and the Funds could lose money on their investment in the Underlying Funds. There can be no assurance that the Underlying Funds will achieve their investment objectives.

In summarizing the risks below of the Underlying Funds, the Funds have organized the discussion into those risks typically associated with equity Underlying Funds, those risks typically associated with fixed income Underlying Funds, those risks typically associated with alternative investments Underlying Funds and those risks generally associated with Underlying Funds.

Equity Risks

The equity Underlying Funds primarily invest in equity securities, including common stocks, preferred stock and convertible securities of small, medium and large sized companies. Certain Underlying Funds emphasize a particular style of investing and may concentrate in a particular sector or industry. Below is a summary of the risks of such equity Underlying Funds.

Market risk. Market risk is the possibility that the market values of securities owned by the Underlying Funds will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. Investments in convertible securities are affected by changes similar to those of equity securities and fixed income securities (see below). The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Style-specific risk. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Certain Underlying Funds invest in companies with special situations or circumstances (for example: companies with new, limited or cyclical product lines, services, markets, distribution channels or financial resources, or companies where the management of such companies may be dependent upon one or a few key people, or companies with initial public offerings, or other unusual events such as acquisitions, mergers, liquidations); such companies can be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock markets in general.

Sector risk. Most of the Underlying Funds do not concentrate on specific industry sectors of the market; however, certain of those Underlying Funds may from time to time emphasize certain industry sectors of the market. Alternatively, certain other Underlying Funds specifically do concentrate their investments in specific sectors of the market. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same sector of the market, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Capitalization risk. Some Underlying Funds emphasize their investments in companies of a particular capitalization range while other Underlying Funds may invest in all companies regardless of capitalization. During an overall stock market decline, stock prices of small- (including micro capitalization) or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium-capitalization companies have sometimes gone through extended periods of outperformance and under performance relative to larger-capitalization companies.

Income risk. The ability of equity funds to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of underlying securities. If dividends are reduced or discontinued, distributions from the Underlying Funds may decline as well.

Fixed Income Risks

The fixed income Underlying Funds primarily invest in government securities, including mortgage-backed securities, and corporate securities, including investment grade and below investment grade corporate securities, asset backed securities, inflation indexed securities and zero coupon and stripped securities. Below is a summary of the risks of such fixed income Underlying Funds.

Market risk. Market risk is the possibility that the market values of securities owned by the Underlying Funds will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.

Certain Underlying Funds invest in U.S. government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values.

The prices of mortgage-related securities, like those of traditional fixed income securities, tend to fall as interest rates rise. Mortgage-related securities may be more susceptible to greater price declines than traditional fixed income securities in periods of rising interest rates because of extension risk (described below). In addition, mortgage-related securities may benefit less than traditional fixed income securities during periods of declining interest rates because of prepayment risk (described below).

Market risk is often greater among certain types of fixed income securities, such as payment-in-kind securities or zero coupon bonds which do not make regular interest payments in cash. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments in cash and therefore subject an Underlying Fund investing in such securities to greater market risk than a fund that does not own these types of securities.

When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement. This may adversely affect the prices or yields of the securities being purchased. The greater an Underlying Fund’s outstanding commitments for these securities, the greater the Underlying Fund’s exposure to market price fluctuations.

Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Various Underlying Funds emphasize different parts of the credit spectrum from high grade securities to investment grade securities to below investment grade securities. An Underlying Fund investing primarily in below investment grade securities generally is subject to a higher level of credit risk than an Underlying Fund investing primarily in investment grade securities. Securities rated BBB by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as “junk bonds.” Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than investments in higher-grade securities. An Underlying Fund may incur higher expenses to protect its interests in such securities. Such lower-grade securities, especially those with longer maturities or those not making regular interest payments, may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher-grade securities.

Income risk. The interest income on the Underlying Funds’ fixed income securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, distributions from the Underlying Funds may drop as well.

Call/Prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders.

For Underlying Funds that invest in pools of mortgages issued or guaranteed by private organizations or U.S. government agencies, these mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension risk. As discussed above, the prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

Inflation indexed securities. Certain Underlying Funds may invest in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the such Underlying Fund’s income level to fluctuate.

Alternative Investment Risks

The alternative investments for the Funds include Underlying Funds that invests primarily in real estate, real estate investment trusts and foreign real estate companies, commodities and currencies. Below is a summary of the risks of such alternative investments.

Real estate, real estate investment trusts (“REITs”) and foreign real estate companies. Underlying Funds that invest in or concentrate their investments in the real estate industry or in REITs or foreign real estate companies are more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service the real estate industry also will be affected by such risks. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs and foreign real estate companies must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as an Underlying Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Commodities Risk. Certain Underlying Funds may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Currency Risks. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments. Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect an Underlying Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent an Underlying Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting that Underlying Fund to substantial losses.

Other Risks

Certain Underlying Funds may also invest in foreign securities and derivatives instruments and may be classified as a non-diversified fund. Below is a summary of such risks.

Foreign risk. Because certain Underlying Funds may (and other Underlying Funds will) own securities of foreign issuers, such Underlying Funds may (will) be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. Certain Underlying Funds may (will) also invest in issuers in developing or emerging market countries. The risks of investing in developing or emerging market countries are greater than the risks generally associated with foreign investments, including investment and trading limitations, greater credit and liquidity concerns, greater political uncertainties, an economy’s dependence on international trade or development assistance, greater foreign currency exchange risk and currency transfer restrictions, and greater delays and disruptions in settlement transactions.

Risks of using derivative instruments. The Underlying Funds may invest to varying degrees in derivative instruments. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Non-diversification risk. Certain Underlying Funds may be classified as non-diversified funds. This means that such an Underlying Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, such Underlying Fund may be subject to greater risk than a diversified fund because changes in a the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such Underlying Fund’s shares.

Manager risk. As with any managed fund, the Underlying Funds’ investment adviser(s) may not be successful in selecting the best-performing securities or investment techniques, and the Underlying Funds’ performance may lag behind that of similar funds.

Investor Profile
In light of each Fund’s investment objective and principal investment strategies, the Funds may be appropriate for investors who:

•	Seek a professionally managed investment program designed to simplify the accumulation of assets prior to and during retirement

•	Seek to add to their investment portfolio a fund investing in other Van Kampen funds and unaffiliated funds

•	Can withstand volatility in the value of their shares of the Fund

•	Plan to retire on or about the target retirement date of such Fund

An investment in any of the Funds is not a deposit of any bank or other insured depository institution. An investment in any of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in a Fund may not be appropriate for all investors. The Funds are not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Funds. An investment in any of the Funds is intended to be a long-term investment, and the Funds should not be used as trading vehicles.

Performance Information
As of the date of this Prospectus, the Funds have not yet completed a full calendar year of investment operations. When the Funds have completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for each Fund. The information could serve as a basis for investors to evaluate each Fund’s performance and risks by looking at how each Fund’s performance varies from year to year and how each Fund’s performance compares to a broad-based market index.

Fees and Expenses of the Funds
This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

	Class A	Class C	Class I	Class R
	Shares	Shares	Shares	Shares

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%[1]	None	None	None

Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None [2]	1.00%[3]	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None	None	None

Redemption fee	None	None	None	None

Exchange fee	None	None	None	None

Account Maintenance (Low Balance) Fee (for accounts under $750)[4]	$12/yr	$12/yr	$12/yr	None

	Class A	Class C	Class I	Class R
	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Van Kampen 2050 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	42.79%	42.78%	42.78%	42.78%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.97%	0.97%	0.97%	0.97%

Total annual fund operating expenses†	44.11%	44.85%	43.85%	44.35%

Van Kampen 2045 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	41.83%	41.83%	41.83%	41.83%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.95%	0.95%	0.95%	0.95%

Total annual fund operating expenses†	43.13%	43.88%	42.88%	43.38%

Van Kampen 2040 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	33.44%	33.44%	33.44%	33.44%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.95%	0.95%	0.95%	0.95%

Total annual fund operating expenses†	34.74%	35.49%	34.49%	34.99%

Van Kampen 2035 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	23.81%	23.67%	23.81%	23.81%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.94%	0.94%	0.94%	0.94%

Total annual fund operating expenses†	25.10%	25.71%	24.85%	25.35%

Van Kampen 2030 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	14.31%	14.30%	14.31%	14.31%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.85%	0.85%	0.85%	0.85%

Total annual fund operating expenses†	15.51%	16.25%	15.26%	15.76%

Van Kampen 2025 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	12.25%	12.24%	12.25%	12.25%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.81%	0.81%	0.81%	0.81%

Total annual fund operating expenses†	13.41%	14.15%	13.16%	13.66%

	Class A	Class C	Class I	Class R
	Shares	Shares	Shares	Shares

Van Kampen 2020 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	11.10%	11.09%	11.10%	11.10%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.77%	0.77%	0.77%	0.77%

Total annual fund operating expenses†	12.22%	12.96%	11.97%	12.47%

Van Kampen 2015 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	8.85%	8.85%	8.85%	8.85%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.73%	0.73%	0.73%	0.73%

Total annual fund operating expenses†	9.93%	10.68%	9.68%	10.18%

Van Kampen 2010 Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	14.39%	14.39%	14.39%	14.39%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.72%	0.72%	0.72%	0.72%

Total annual fund operating expenses†	15.46%	16.21%	15.21%	15.71%

Van Kampen In Retirement Strategy Fund

Management fees†	0.10%	0.10%	0.10%	0.10%

Distribution and/or service(12b-1) fees[5]	0.25%	1.00%[6]	None	0.50%

Other expenses†7	13.22%	13.10%	13.22%	13.22%

Acquired Fund (i.e., Underlying Funds) fees and expenses[8]	0.53%	0.53%	0.53%	0.53%

Total annual fund operating expenses†	14.10%	14.73%	13.85%	14.35%

†	The Funds’ investment adviser intends to waive or reimburse all or a portion of each Fund’s other direct expenses (i.e., “direct” expenses are those expenses incurred directly by each Fund and include the above line items “management fees,” “distribution and/or service (12b-1) fees” and “other expenses”; and direct expenses do not include the above line item “Acquired Fund (i.e., Underlying Funds) fees and expenses”, as those are expenses incurred indirectly by each Fund in connection with each of its investments in such Acquired Funds) such that the aggregate expenses to be paid with respect to the above line items “management fees” and “other expenses” net of waivers/reimbursements for fiscal year ended August 31, 2010 do not exceed the following amounts:

										In
	2050	2045	2040	2035	2030	2025	2020	2015	2010	Retirement
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Class A Shares	0.01%	0.03%	0.03%	0.04%	0.13%	0.16%	0.18%	0.17%	0.13%	0.22%
Class C Shares	0.01%	0.04%	0.03%	0.04%	0.13%	0.16%	0.18%	0.17%	0.13%	0.22%
Class I Shares	0.01%	0.03%	0.03%	0.04%	0.13%	0.16%	0.18%	0.17%	0.13%	0.22%
Class R Shares	0.01%	0.03%	0.03%	0.04%	0.13%	0.16%	0.18%	0.17%	0.13%	0.22%

The fee waivers or expense reimbursements are expected to continue until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action appropriate.

1	Reduced for purchases of $50,000 and over. See “Purchase of Shares — Class A Shares.”
2	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge 1.00% may be imposed on certain redemptions made within eighteen months of purchase. See “Purchase of Shares — Class A Shares.”
3	The maximum deferred sales charge is 1.00% in the first year after purchase and 0.00% thereafter. See “Purchase of Shares — Class C Shares.”
4	See “Purchase of Shares — How to Buy Shares” for a description of the fee, including exceptions.
5	Class A Shares are subject to a combined annual distribution and service fee of up to 0.25% of the average daily net assets attributable to such class of shares. Class C Shares are each subject to a combined annual distribution and service fee of up to 1.00% of the average daily net assets attributable to such class of shares. See “Purchase of Shares.” The Funds will not pay any sales charge or annual distribution and service fee in connection with their investment in shares the Underlying Funds.

6	While Class C Shares do not have any front-end sales charges, their higher ongoing annual expenses (due higher 12b-1 and service fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A Shares.
7	“Other Expenses” are estimated for the current fiscal year.
8	As the Funds invest in shares of the Underlying Funds, shareholders in the Funds bear indirectly the expenses of the Underlying Funds. Because the amount of the Funds’ assets invested in each of the Underlying Funds change over time, the amounts shown in the table are approximate amounts.

Example:
The following example is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds:

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the at the Funds’ operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Van Kampen 2050 Retirement Strategy Fund

Class A Shares	$693	$943	$1,212	$1,978

Class C Shares	$301	$621	$1,068	$1,789

Class I Shares	$100	$312	$542	$1,201

Class R Shares	$151	$468	$808	$1,768

Van Kampen 2045 Retirement Strategy Fund

Class A Shares	$693	$943	$1,212	$1,978

Class C Shares	$302	$624	$1,073	$1,797

Class I Shares	$100	$312	$542	$1,201

Class R Shares	$151	$468	$808	$1,768

Van Kampen 2040 Retirement Strategy Fund

Class A Shares	$693	$943	$1,212	$1,978

Class C Shares	$301	$621	$1,068	$2,306

Class I Shares	$100	$312	$542	$1,201

Class R Shares	$151	$468	$808	$1,768

Van Kampen 2035 Retirement Strategy Fund

Class A Shares	$693	$943	$1,212	$1,978

Class C Shares	$301	$621	$1,068	$2,113

Class I Shares	$100	$312	$542	$1,201

Class R Shares	$151	$468	$808	$1,768

Van Kampen 2030 Retirement Strategy Fund

Class A Shares	$693	$943	$1,212	$1,978

Class C Shares	$301	$621	$1,068	$2,110

Class I Shares	$100	$312	$542	$1,201

Class R Shares	$151	$468	$808	$1,768

Van Kampen 2025 Retirement Strategy Fund

Class A Shares	$692	$940	$1,207	$1,967

Class C Shares	$300	$618	$1,062	$2,300

Class I Shares	$99	$309	$536	$1,190

Class R Shares	$150	$465	$803	$1,757

	1 Year	3 Years	5 Years	10 Years

Van Kampen 2020 Retirement Strategy Fund

Class A Shares	$690	$934	$1,197	$1,946

Class C Shares	$297	$609	$1,047	$2,264

Class I Shares	$97	$303	$525	$1,166

Class R Shares	$148	$459	$792	$1,735

Van Kampen 2015 Retirement Strategy Fund

Class A Shares	$686	$920	$1,173	$1,895

Class C Shares	$293	$597	$1,027	$2,226

Class I Shares	$92	$287	$499	$1,109

Class R Shares	$143	$443	$766	$1,681

Van Kampen 2010 Retirement Strategy Fund

Class A Shares	$612	$690	$776	$1,028

Class C Shares	$216	$360	$625	$1,380

Class I Shares	$13	$42	$73	$167

Class R Shares	$64	$202	$351	$786

Van Kampen In Retirement Strategy Fund

Class A Shares	$671	$875	$1,096	$1,729

Class C Shares	$678	$851	$1,099	$1,864

Class I Shares	$177	$240	$417	$930

Class R Shares	$127	$397	$686	$1,511

Investment Objectives,
Principal Investment
Strategies and Risks

Investment Objectives
Each Fund’s (except for the In Retirement Strategy Fund) investment objective is to seek high levels of long-term total return until the target retirement date and then to seek current income consistent with preservation of capital. The In Retirement Strategy Fund’s investment objective is to seek current income consistent with preservation of capital.

Each Fund’s investment objective may be changed by its Board of Trustees without shareholder approval, but no change is anticipated. If a Fund’s investment objective changes, that Fund will notify its shareholders in writing and shareholders should consider whether that Fund remains an appropriate investment in light of the changes. There are risks inherent in all investments in securities; accordingly, there can be no assurance that any of the Funds will achieve its investment objective.

Principal Investment
Strategies and Risks
Each Fund’s ability to achieve its investment objective depends in part on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the Underlying Funds or the Funds will achieve each of their investment objectives. You may invest in certain of the Underlying Funds directly. By investing in any of the Funds, you will incur a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the respective Fund.

Each Fund’s ability to achieve its investment objective depends in part on the Funds’ investment adviser’s ability to select the appropriate mix of Underlying Funds. Subject to the target allocations for each Fund, the Funds’ investment adviser determines the underlying asset allocation, selects the Underlying Funds, manages daily cash flow activities and rebalances the Funds generally on an annual basis to ensure appropriate allocations among asset classes and among

Underlying Funds in accordance with the applicable target allocations. In addition, the Funds’ investment adviser may rebalance the Funds from time to time based on market conditions.

Equity Underlying Funds
The equity Underlying Funds primarily invest in some or all of the following securities or strategies. Certain equity Underlying Funds may invest a limited portion of their assets in fixed income securities. See also “— Fixed Income Underlying Funds” below.

Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Certain Underlying Funds’ investments in convertible securities may include securities with enhanced convertible features or “equity-linked” features. Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject the Underlying Funds to additional risks not ordinarily associated with investments in convertible securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, the Underlying Funds are subject to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Underlying Funds to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing an Underlying Fund’s portfolio.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

There can be no assurance of current income on convertible securities because the issuers thereof may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying security. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Certain Underlying Funds may purchase convertible securities rated below investment grade (i.e., Ba or lower by Moody’s or BB or lower by S&P). Securities rated below investment grade are commonly known as junk bonds. Convertible securities rated in these categories are considered high risk securities and the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Underlying Funds, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities. See also “— Fixed Income Underlying Funds — Medium- and lower-grade fixed income securities.”

Small, medium and large-sized companies. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. The market movements of equity securities of small capitalization companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. In addition, equity securities of small capitalization companies generally are less liquid than those of larger capitalization companies. This means that an Underlying Fund could have greater difficulty selling such securities at the time and price that the Underlying Fund would like. Thus, to the extent the Underlying Funds invest in smaller or medium-sized companies, the Underlying Funds may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies. In addition, investment opportunities for certain undervalued, small- to medium-sized companies may be more limited than those in other sectors of the market. To facilitate the management of certain Underlying Funds’ portfolios, certain Underlying Funds may, from time to time, suspend the continuous offering of their shares to new investors.

Sector/Industry investing. Certain of the Underlying Funds may concentrate their investments in a particular sector or industry, such as the technology, utility and real estate industries. Concentrating investments in any sector or industry subjects that Underlying Fund to economic, political or regulatory risks associated with that sector or industry.

Intangible assets risk. Certain Underlying Funds invest in securities that, in their investment adviser’s judgment, have among other things resilient business franchises and growth potential, such as companies with intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses, or distribution methods). Such intangible assets underlying strong business franchises are subject to risks which could include, among other things, that a company could lose its intangible assets, that the intangible asset may be overvalued, that new technology may make the intangible asset obsolete or less valuable and that the value of the intangible asset may be subject changes in federal or other regulations. A company that has franchise operations may also engage in other lines of business.

Fixed Income Underlying Funds
Fixed income securities in which the fixed income Underlying Funds primarily invest may consist of the types listed below, including: government securities, including mortgage-backed securities, and corporate securities, including investment grade and below investment grade corporate securities. Certain fixed income Underlying Funds may invest a limited portion of their assets in preferred stock or convertible securities. See also “— Equity Underlying Funds” above.

The value of fixed income securities generally varies inversely with changes in prevailing interest rates. If interest rates rise, fixed income security prices generally fall; if interest rates fall, fixed income security prices generally rise. Shorter-term securities are generally less sensitive to interest rate changes than longer-term securities; thus, for a given change in interest rates, the market prices of shorter-maturity fixed income securities generally fluctuate less than the market prices of longer-maturity fixed income securities. Fixed income securities with longer maturities generally offer higher yields than fixed income securities with shorter maturities assuming all other factors, including credit quality, are equal; however, such securities typically are more sensitive to changes in interest rates.

The value and yield of fixed income securities generally varies with credit quality. Fixed income securities with lower credit quality generally offer higher yields than fixed income securities with higher credit quality, assuming all other factors, including maturities, are equal; however, such securities are subject to greater risk of nonpayment of principal and interest.

U.S. Government securities. Certain Underlying Funds may invest in U.S. government securities. U.S. government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by: (a) the full faith and credit of the U.S. government; (b) the right of the issuer or guarantor to borrow an amount from a line of credit with the U.S. Treasury; (c) discretionary power of the U.S. government to purchase obligations of its agencies and instrumentalities; or (d) the credit of the instrumentality, (3) real estate mortgage investment conduits (“REMICs”), collateralized mortgage obligations (“CMOs”) and other mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, (4) “when-issued” commitments relating to any of the foregoing and (5) repurchase agreements collateralized by U.S. government securities.

Mortgage-backed securities. Certain Underlying Funds may invest in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property (“mortgage-backed securities”). Such Underlying Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, including certificates issued by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC. Guarantees by GNMA are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as FNMA or FHLMC, are not backed by the full faith and credit of the U.S. government, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations.

The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional fixed income securities and principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional fixed income securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of an Underlying Fund’s higher yielding securities may be converted to cash, and the Underlying Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Prepayments shorten the life of the security and shorten the time over which the Underlying Fund receives income at the higher rate. Therefore, an Underlying Fund’s ability to maintain a portfolio of higher-yielding mortgage-backed securities will be adversely affected by decreasing interest rates and the extent that prepayments occur which must be reinvested in securities which have lower yields. Any decline in an Underlying Fund’s income in turn adversely affects the Underlying Fund’s distributions to shareholders. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by an Underlying Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to an

Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Certain Underlying Funds may invest in REMICs and CMOs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. REMICs and CMOs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Such securities are subject to market risk, prepayment risk and extension risk. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

Additional information regarding U.S. government securities, mortgage-backed securities, REMICs and CMOs is contained in the Funds’ Statement of Additional Information.

Asset-backed securities. Asset-backed securities are similar to mortgage-related securities, however, the underlying assets include assets such as automobile and credit card receivables. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure. Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time.

Investments in asset-backed securities present certain risks not ordinarily associated with investments in mortgage-backed securities because asset-backed securities do not have the benefit of the same type of security interest in the related collateral as mortgage-backed securities. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance, and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Corporate fixed income securities. A corporate bond is defined as any corporate fixed income security with an original term to maturity of greater than one year. Corporate fixed income securities with longer maturities generally tend to produce higher yields but are subject to greater market risk than fixed income securities with shorter maturities.

Medium- and lower-grade fixed income securities. Certain Underlying Funds may invest in medium- and lower-grade fixed income securities. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as “junk bonds.” Generally, medium- and lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade fixed income securities are regarded by Moody’s and S&P as predominately speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

Medium- and lower-grade securities are more susceptible to nonpayment of interest and principal and default than higher-grade securities. Adverse changes in the economy or the individual issuer often have a more significant impact on the ability of medium- and lower-grade issuers to make payments, meet projected goals or obtain additional financing. When an issuer of such securities is in financial difficulties, the Underlying Funds may incur additional expenditures or invest additional assets in an effort to obtain partial or full recovery on amounts due.

While all fixed income securities fluctuate inversely with changes in interest rates, the prices of medium- and lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. A projection of an economic downturn, for example, could cause a decline in prices of medium- and lower-grade securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its senior securities or obtain additional financing when necessary. A significant increase in market rates or a general economic downturn could severely disrupt the market for such securities and the market values of such securities. Such securities also often experience more volatility in prices than higher-grade securities.

The secondary trading market for medium- and lower-grade securities may be less liquid than the market for higher-grade securities. Prices of medium- and lower-grade fixed income securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or medium- and lower-grade fixed income securities generally could reduce market liquidity for such securities and make their sale by an Underlying Fund more difficult, at least in the absence of price concessions. The market for medium- and lower-grade securities also may have less available information available, further complicating evaluations and valuations of such securities and placing more emphasis on the investment adviser’s experience, judgment and analysis than other securities.

Few medium- and lower-grade fixed income securities are listed for trading on any national securities exchange, and issuers of lower-grade fixed income securities may choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Underlying Funds’ portfolios may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Underlying Funds and may also limit the ability of the Underlying Funds to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Underlying Funds own or may acquire illiquid or restricted medium- and lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and illiquidity and valuation difficulties.

Each Underlying Fund that invests in medium- and lower-grade securities will rely on its investment adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain medium- and lower-grade issuers may be less extensive than is available about other issuers. In its analysis, each Underlying Fund’s investment adviser may consider the credit ratings of recognized rating organizations in evaluating securities although the investment adviser does not rely primarily on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not necessarily require an Underlying Fund to dispose of a security. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Underlying Funds’ investment objective may be more dependent upon the credit analysis of the Underlying Funds’ investment adviser than is the case with investing in higher-grade securities.

New or proposed laws may have an impact on the market for medium- and lower-grade securities. The Underlying Funds’ investment adviser is unable to predict what effect, if any, legislation may have on the market for medium- and lower-grade securities.

Inflation indexed securities. Certain Underlying Funds may invest in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the such Underlying Fund’s income level to fluctuate.

Zero coupon and stripped securities. Certain Underlying Funds may invest in zero coupon securities and stripped securities. Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of fixed income or stripped fixed income obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.

Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (“strip”) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account).

Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than fixed income obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity, which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon and stripped securities.

Stripped mortgage-backed securities (hereinafter referred to as “stripped mortgage securities”) are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with at least two classes that receive different proportions of the interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, once class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse affect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities. PO securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations or market value in response to changing interest rates than fixed income obligations of comparable maturities which make current distributions of interest. Furthermore, if the underlying mortgage assets experience less than the anticipated volume of prepayments of principal, the yield of POs could be materially adversely affected. The market value of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of fixed income securities and, to the extent an Underlying Fund invests in IOs and POs, such investments increase the risk of fluctuations in the net asset value of such Underlying Fund.

Alternative Investments
Underlying Funds
Real estate, REITs and foreign real estate companies. Underlying Funds that concentrate their investments in the real estate industry or REITs or in foreign real estate companies are more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service that real estate industry also will be affected by such risks. If the Underlying Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Underlying Fund may own, the receipt of such income may adversely affect the Underlying Fund’s ability to retain its tax status as a regulated investment company. In addition, REITs and foreign real estate companies depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs and foreign real estate companies must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Some REITs and foreign real estate companies (especially mortgage REITs) are affected by risks similar to those associated with investments in fixed income securities including changes in interest rates and the quality of credit extended. Investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as an Underlying Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Commodities. Certain Underlying Funds may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. Underlying Funds may also invest in securities of issuers in commodity-related industries.

Currency Transactions. Certain Underlying Funds may seek to benefit from changes in the relative valuations of one currency to another currency. The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an OTC market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone. Underlying Funds may invest in currency spot, forward and non-deliverable forward (NDF) transactions. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. NDFs allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors.

Other Investments by the
Underlying Funds
Securities of foreign issuers. Certain Underlying Funds may (and other Underlying Funds will) invest all or a portion of their assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Underlying Funds’ investment adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there is often less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Underlying Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Underlying Fund are not fully invested or attractive investment opportunities are foregone.

Certain Underlying Funds may (and other Underlying Funds will) invest all or a portion of their assets in securities of issuers determined by the Underlying Funds’ investment adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities.

Settlement or registration problems may make it more difficult for an Underlying Fund to value its portfolio securities and could cause an Underlying Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Underlying Fund has delivered or the Underlying Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Underlying Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Underlying Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The Underlying Funds may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve risks that are substantially identical to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Since certain Underlying Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, such Underlying Funds may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Underlying Funds and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Underlying Funds’ assets denominated in that currency and the Underlying Funds’ return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Underlying Funds will incur costs in connection with conversions between various currencies.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Certain Underlying Funds may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Underlying Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

Certain Underlying Funds may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Underlying Funds purchase a foreign security traded in the currency which the Underlying Funds anticipate acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Underlying Funds than if they had not entered into such contracts.

Investment companies. Certain Underlying Funds may invest in securities of certain issuers indirectly through investments in other investment companies. Investments in other investment companies may involve duplication of management fees and certain other expenses.

Use of derivatives. The Underlying Funds may, but are not required to, use various investment strategies (referred to herein as “Strategic Transactions”) for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Underlying Funds’ use of Strategic Transactions may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. The Underlying Funds’ use of Strategic Transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Underlying Funds’ investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Underlying Funds’ initial investment in such contracts.

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). An Underlying Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk and the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Underlying Fund or if the reference index, security or investments do not perform as expected.

Certain Underlying Funds also may invest a portion of its assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and risk of loss. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Underlying Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

The use of Strategic Transactions involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Strategic Transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Underlying Funds comply with applicable regulatory requirements when implementing Strategic Transactions, including the segregation of cash and/or liquid securities on the books of the Underlying Funds’ custodian, as mandated by SEC rules or SEC staff positions. A more complete discussion of Strategic Transactions and their risks is included in the Funds’ Statement of Additional Information. Although the Adviser seeks to use Strategic Transactions to further the Underlying Funds’ investment objective, no assurance can be given that the use of Strategic Transactions will achieve this result.

Borrowing risk. Certain Underlying Funds may borrow money for investment purposes, which is known as “leverage.” Such Underlying Funds may use leverage to seek to enhance income to shareholders, but the use of leverage creates the likelihood of greater volatility in the net asset value of the Underlying Fund’s shares. Leverage also creates the risk that fluctuations in interest rates on leverage may adversely affect the return to shareholders and the Underlying Fund’s ability to make dividend payments. To the extent that income from investments made with such borrowed money exceeds the interest payable and other expenses of the leverage, the Underlying Fund’s net income will be less than if the Underlying Fund did not use leverage and the amount available for distributions to shareholders of the Underlying Fund will be reduced. An Underlying Fund’s use of leverage also may impair the ability of the Underlying Fund to maintain its qualification for federal income tax purposes as a regulated investment company.

Other Investments and Risk Factors
For cash management purposes, the Underlying Funds and each of the Funds may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Underlying Funds may invest in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Underlying Fund would like. Thus, the Underlying Funds may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Underlying Funds is contained in the Funds’ Statement of Additional Information.

The Underlying Funds may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Underlying Funds’ investment adviser believes the potential of the security has lessened, or for other reasons. The Underlying Funds’ portfolio turnover rates may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Underlying Funds’ investment adviser considers portfolio changes appropriate.

Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Funds or an Underlying Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in temporary investments. Under normal market conditions, the potential for total return on these securities will tend to be lower than the potential for total return on other securities that may be owned by the Funds. In taking such a defensive position, the Funds or an Underlying Fund would temporarily not be pursuing their principal investment strategies and may not achieve their investment objectives.

Investment
Advisory Services

On October 19, 2009, Morgan Stanley & Co. Incorporated (“Morgan Stanley”), the parent company of Van Kampen Investments Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010.

Under the 1940 Act, the closing of the Transaction will cause each Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, it is expected that each Fund’s Board of Trustees will consider the approval of changes to each Fund that affect its investment adviser, other service providers, governing documents and agreements that conform each Fund to Invesco’s service model for investment management. If such changes require shareholder approval, such changes will be submitted to the shareholders of such Fund.

Investment Adviser to the Funds
Van Kampen Asset Management is the Funds’ investment adviser (the “Adviser”). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”). Van Kampen Investments is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of September 30, 2009. Van Kampen Funds Inc., the distributor of the Funds (the “Distributor”), is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. The Adviser’s principal office is located at 522 Fifth Avenue, New York, New York 10036.

Advisory agreement. The Funds retain the Adviser to manage the investment of their assets and to place orders for the purchase and sale of their portfolio securities. Under an investment advisory agreement between the Adviser and each Fund (the “Advisory Agreement”), each Fund pays the Adviser a monthly fee computed based upon an annual rate applied to its average daily net assets of 0.10%. Each Underlying Fund pays to its investment adviser a fee based on the assets of such Underlying Fund. The Funds indirectly bear the investment advisory fees (and other expenses) of the Underlying Funds.

The Adviser furnishes offices, necessary facilities and equipment and provides administrative services to the Funds. The Funds pay all charges and expenses of their day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders, compensation of trustees of the Funds (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is available in each Fund’s Annual Report for the fiscal year ended August 31, 2009.

Portfolio management. Each Fund is managed by members of the Adviser’s Global Asset Allocation team. The Global Asset Allocation team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are Mark A. Bavoso and Francine J. Bovich, each a Managing Director of the Adviser and Hooman Yaghoobi and Teimur Abasov, each an Executive Director of the Adviser.

Mr. Bavoso has been associated with the Adviser or its affiliates in an investment management capacity since 1986 and has been managing the Funds since July 2009. Ms. Bovich has been associated with the Adviser or its affiliates in an investment management capacity since 1993 and has been managing the Funds since July 2009. Mr. Yaghoobi has been associated with the Adviser or its affiliates since 1995 and has been managing the Funds since July 2009. Mr. Abasov has been associated with the Adviser or its affiliates in an investment management capacity since March 2005 and has been managing the Funds since July 2009. Prior to March 2005, Mr. Abasov worked as a professor of Operations Research and taught finance at the University of California, Irvine.

Mr. Bavoso and Ms. Bovich are co-lead managers of each Fund and are responsible for the overall strategy of each Fund. The other members of the team assist with the execution of the overall strategy of each Fund.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The composition of the team may change from time to time.

Management of the Underlying Funds
The investment adviser for each Underlying Fund is responsible for deciding which securities to purchase and sell for each respective Underlying Fund.

The Adviser serves as investment adviser to the Affiliated Underlying Funds.

The Russell Underlying Funds (i.e., those Unaffiliated Underlying Funds advised by Russell Investment Management Company) employ Russell’s “multi-style, multi-manager” approach, whereby portions of such Russell Underlying Funds are allocated to different money managers who employ distinct investment styles. Subject to the approval of the board of trustees of such Russell Underlying Funds, Russell Investment Management Company may engage or terminate a money manager at any time and without a shareholder vote, pursuant to an exemptive order from the Securities and Exchange Commission. Assets of such Russell Underlying Funds not allocated to money managers are managed by Russell Investment Management Company. See Appendix A for a list of the money managers currently selected for each Russell Underlying Fund.

Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, was established in 1982 to serve as the investment management arm of Frank Russell Company. Frank Russell Company was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Frank Russell Company and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo. Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

The Funds may also invest in other Unaffiliated Underlying Funds advised by other investment advisers. See Appendix A for a list of the Underlying Funds, and their investment advisers, in which the Funds may currently invest. From time to time the Adviser may select new or different Underlying Funds other than those listed herein.

Expenses of the Underlying Funds. In addition to the expenses that the Funds bear directly, the Funds’ shareholders bear expenses of the Underlying Funds in which the Funds invest. The Adviser will seek to purchase the class of shares of each Underlying Fund most appropriate for the Funds, subject to eligibility requirements. Each Underlying Fund pays its investment adviser an advisory fee as compensation for services provided to the Underlying Fund.

More information about the Underlying Funds. More information about the fees, expenses, investment objectives, strategies and risks of each Underlying Fund may be found in its prospectus, which can be found on the EDGAR database on the SEC’s web site at www.sec.gov. The complete Underlying Fund holdings of the Funds are posted on a quarterly basis on the Funds’ web site. To obtain more information about the Funds’ Underlying Fund holdings, call your financial adviser or visit our web site at www.vankampen.com.

Purchase of Shares

General
This Prospectus offers four classes of shares of each Fund, each designated as Class A Shares, Class C Shares, Class I Shares and Class R Shares. By offering multiple classes of shares, the Funds permit each investor to choose the class of shares that is most beneficial given the type of investor, the amount to be invested and the length of time the investor expects to hold the shares. Class A Shares and Class C Shares are generally available for purchase by retail investors through authorized dealers and Class I Shares and Class R Shares are generally available for purchase by eligible institutions, retirement accounts and fee-based investment programs. Please see the information below for more information about each share class, including eligibility requirements for purchase.

You should discuss with your authorized dealer which share class is most appropriate for you. As described more fully below, each class of shares offers a distinct structure of sales charges, distribution and service fees and other features (for example, reduced or eliminated sales charges available for purchase of Class A Shares over $50,000 of the Fund or your cumulative ownership of Participating Funds) that are designed to address a variety of needs.

Each class of shares of each Fund represents an interest in the same portfolio of investments of each Fund and has the same rights except that (i) Class A Shares generally bear sales charge expenses at the time of purchase while Class C Shares generally bear sales charge expenses at the time of redemption and any expenses (including higher distribution fees and transfer agency costs) resulting from such deferred sales charge arrangement; Class I Shares and Class R Shares are not subject to a sales charge at the time of purchase or redemption, (ii) each class of shares has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan and the service plan, as applicable, (each as described below) under which the class’s distribution fee and/or service fee is paid, (iii) each class of shares has different exchange privileges and (iv) certain classes of shares have different shareholder service options available.

No offer is made in this prospectus of shares of any of the Underlying Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds, the Adviser or the Funds’ distributor. This prospectus does not constitute an offer by the Funds or by the Funds’ distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer in such jurisdiction.

Pricing Fund Shares
The offering price of each Fund’s shares is based upon each Fund’s net asset value per share (plus sales charges, where applicable). Differences in net asset values per share of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the differential in the dividends that may be paid on each class of shares.

The net asset value per share for each class of shares of each of the Funds is determined once daily as of the close of trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) each day the Exchange is open for trading. Net asset value per share for each class is determined by dividing the value of each of the Fund’s portfolio securities, cash and other assets (including accrued interest) attributable to such class, less all liabilities (including accrued expenses) attributable to such class, by the total number of shares of the class outstanding.

The assets of the Funds consist primarily of shares of the Underlying Funds, which are valued at their respective net asset values. The net asset values of the Underlying Funds or any other securities held by the Funds are calculated by using prices for portfolio securities as of the close of trading on the Exchange and valuing portfolio securities (i) for which market quotations are readily available at such market quotations (for example, using the last reported sale price for securities listed on a securities exchange or using the mean between the last reported bid and asked prices on unlisted securities) and (ii) for which market quotations are not readily available and any other assets at their fair value as determined in good faith in accordance with procedures established by the Underlying Funds’ or the Funds’ Boards of Trustees. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Information about how the Underlying Funds calculate their net asset value may be found in their respective prospectuses.

Distribution Plan and Service Plan
The Funds have each adopted a distribution plan (the “Distribution Plan”) with respect to each of their Class A Shares, Class C Shares and Class R Shares pursuant to Rule 12b-1 under the 1940 Act. The Funds also have each adopted a service plan (the “Service Plan”) with respect to each of its Class A Shares, Class C Shares and Class R Shares. Under the Distribution Plan and the Service Plan, each Fund pays distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing services to shareholders of each such class and the maintenance of shareholder accounts.

The amount of distribution fees and service fees varies among the classes offered by the Funds. Because these fees are paid out of each Fund’s respective assets on an ongoing basis, these fees will increase the cost of your investment in the respective Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the Financial Industry Regulatory Authority (“FINRA”). The net income attributable to a class of shares will be reduced by the amount of the distribution fees and service fees and other expenses of the Funds associated with that class of shares.

To assist investors in comparing classes of shares, the tables under the Prospectus heading “Fees and Expenses of the Funds” provide a summary of sales charges and expenses and an example of the sales charges and expenses of the Funds applicable to each class of shares offered herein.

How to Buy Shares
The shares are offered on a continuous basis through the Distributor as principal underwriter, which is located at 522 Fifth Avenue, New York, New York 10036. Shares may be purchased through members of FINRA who are acting as securities dealers (“dealers”) and FINRA members or eligible non-FINRA members who are acting as brokers or agents for investors (“brokers”). Dealers and brokers are sometimes referred to herein as authorized dealers.

Class A Shares and Class C Shares may be purchased on any business day by completing the account application form and forwarding it, directly or through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser, to the Funds’ shareholder service agent, Van Kampen Investor Services Inc. (“Investor Services”), a wholly owned subsidiary of Van Kampen Investments. When purchasing shares of the Funds, investors must specify whether the purchase is for Class A Shares or Class C Shares by selecting the correct Fund number on the account application form. Sales personnel of authorized dealers distributing the Funds’ shares are entitled to receive compensation for selling such shares and may receive differing compensation for selling Class A Shares or Class C Shares.

Class I Shares and Class R Shares may be purchased on any business day through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser, who will submit orders to the Fund’s shareholder service agent, Investor Services, or Class I Shares may be purchased directly through the Distributor as described herein.

As described in the “Risk/Return Summary” and “Investment Advisory Services”, each of the Funds currently expects to invest primarily in certain Affiliated Underlying Funds and in certain Russell Underlying Funds. The Adviser and/or the Distributor may pay compensation (out of their own assets, and not as an expense of the Funds or the Underlying Funds) to certain affiliated or unaffiliated authorized dealers in connection with the sale or retention of the Funds’ shares and/or shareholder servicing. To the extent that an intermediary has such an arrangement, Russell Investment Management Company (the investment adviser to the Russell Underlying Funds) and/or the distributor of the Russell Underlying Funds intends to pay compensation (out of their own assets, and not as an expense of the Funds or the Underlying Funds) to certain affiliated and unaffiliated authorized dealers, including Morgan Stanley & Co. Incorporated, in connection with the sale or retention of the Fund’s shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving, or the receipt of, such compensation may provide these dealers, and their representatives or employees, with an incentive to favor sales of shares of the Funds over other investment options. Any such payments will not change the net asset value or the price of the Funds’ shares. For more information, please see the Funds’ Statement of Additional Information and/or contact your authorized dealer.

The offering price for shares is based upon the next determined net asset value per share (plus sales charges, where applicable) after an order is received timely by Investor Services, either directly or from authorized dealers, administrators, financial advisers, custodians, trustees or record keepers. Purchases completed through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser may involve additional fees charged by such person. Orders received by Investor Services prior to the close of the Exchange, and orders received by authorized dealers, administrators, custodians, trustees, record keepers or financial advisers prior to the close of the Exchange that are properly transmitted to Investor Services by the time designated by Investor Services, are priced based on the date of receipt. Orders received by Investor Services after the close of the Exchange, and orders received by authorized dealers, administrators, custodians, trustees, record keepers or financial advisers after the close of the Exchange or orders received by such persons that are not transmitted to Investor Services until after the time designated by Investor Services, are priced based on the date of the next determined net asset value per share provided they are received timely by Investor Services on such date. It is the responsibility of authorized dealers, administrators, custodians, trustees, record keepers or financial advisers to transmit orders received by them to Investor Services so they will be received in a timely manner.

The Funds and the Distributor reserve the right to reject or limit any order to purchase any Fund shares through exchange or otherwise and to close any shareholder account. Certain patterns of past exchanges and/or purchase or sale transactions involving the Funds or other Participating Funds (as defined below) may result in any of the Funds rejecting or limiting, in the Funds’ or the Distributor’s discretion, additional purchases and/or exchanges or in an account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. The Funds also reserve the right to suspend the sale of any of the Funds’ shares to investors in response to conditions in the securities markets or for other reasons. As used herein, “Participating Funds” refers to Van Kampen investment companies advised by the Adviser and distributed by the Distributor as determined from time to time by each Fund’s Board of Trustees.

Investor accounts will automatically be credited with additional shares of the respective Fund after any Fund distributions, such as dividends and capital gain dividends, unless the investor instructs the respective Fund otherwise. Investors in Class A Shares and Class C Shares wishing to receive cash instead of additional shares should contact the respective Fund by visiting our web site at www.vankampen.com, by writing to the respective Fund, c/o Van Kampen Investor Services Inc., PO Box 219186, Kansas City, Missouri 64121-9286, or by telephone at (800) 847-2424. Investors in Class I Shares and Class R Shares of the Fund wishing to receive cash instead of additional shares should contact their authorized dealer, administrator or financial adviser.

Except as described below, the minimum initial investment amount when establishing a new account with any of the Funds is $1,000 for Class A Shares and Class C Shares for regular accounts and retirement accounts; and $50 for Class A Shares and Class C Shares for accounts participating in a systematic investment program established directly with a Fund. The minimum subsequent investment is $50 for Class A Shares and Class C Shares and all account types, except as described below. The Funds may, in its discretion and with appropriate advance notice, redeem any Class A Shares and Class C Shares shareholder account (other than certain accounts participating in a systematic investment program) that has a balance of less than $500. Shareholders will receive written notice at least 60 days in advance of any involuntary redemption and will be given the opportunity to purchase (subject to any applicable sales charges) the number of additional shares needed to bring the account value to $500.

The minimum initial and subsequent investment requirements are not applicable to (i) certain omnibus accounts at financial intermediaries, (ii) employer sponsored retirement plan accounts or pre-approved asset allocation plan accounts (iii) qualified state tuition plan (529 plan) accounts, (iv) accounts receiving payments through government allotments and (v) investments in Class I Shares and Class R Shares, provided the other eligibility requirements are otherwise met. In addition, the minimum initial and subsequent investment requirements are not applicable to transactions conducted in any type of account resulting from (i) dividend reinvestment and dividend diversification, (ii) systematic exchange plans and (iii) transfers between certain types of accounts, transfers from other custodians and/or transfers of ownership.

A low balance fee of $12 per year will be deducted in November of each year from shareholder accounts with a value less than the low balance amount (the “Low Balance Amount”) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on market conditions. The Low Balance Amount and the date on which it will be deducted from any shareholder account will be posted on our web site, www.vankampen.com, on or about November 1 of each year. Shareholders may also call Investor Services at

(800) 847-2424 for the Low Balance Amount and the date on which it will deducted from shareholder accounts. This fee will be payable to the transfer agent and will be used by the transfer agent to offset amounts that would otherwise be payable by the Funds to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to (i) certain omnibus accounts at financial intermediaries, (ii) fund of funds accounts, (iii) qualified state tuition plan (529 plan) accounts, (iv) accounts participating in a systematic investment plan established directly with a Fund that have been in existence for less than 12 months, (v) accounts receiving regular periodic employee salary deferral deposits established through the transfer agent that have been in existence for less than 12 months, (vi) accounts currently receiving assets under a systematic exchange plan and (vii) investments in Class R Shares, provided the other eligibility requirements are otherwise met.

To help the government fight the funding of terrorism and money laundering activities, the Funds have implemented an anti-money laundering compliance program and has designated an anti-money laundering compliance officer. As part of the program, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. The Funds and the Distributor reserve the right to not open your account if this information is not provided. If the Funds or the Distributor are unable to verify your identity, the Funds and the Distributor reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after the account is closed (minus any applicable sales or other charges) or take any other action required by law.

Class A Shares
Class A Shares of the Funds are sold at the offering price, which is net asset value plus an initial maximum sales charge of up to 5.75% (or 6.10% of the net amount invested), reduced on investments of $50,000 or more as follows:

Class A Shares
Sales Charge Schedule†

	As % of	As % of
Size of	Offering	Net Amount
Investment	Price	Invested

Less than $50,000	5.75%	6.10%

$50,000 but less than $100,000	4.75%	4.99%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.75%	2.83%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 or more	††	††

†	The actual sales charge that may be paid by an investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.
††	No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although such Class A Shares purchased without a sales charge may be subject to a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. Shareholders should retain any records necessary to substantiate the historical cost of their shares, as each of the Funds and authorized dealers may not retain this information.

No sales charge is imposed on Class A Shares received from reinvestment of dividends or capital gain dividends.

Under the Distribution Plan and the Service Plan, the Funds may spend up to a total of 0.25% per year of the respective Fund’s average daily net assets with respect to Class A Shares of the respective Fund.

Conversion feature. Class A Shares purchased by accounts participating in certain wrap fee programs may be converted into Class I Shares of each Fund under certain circumstances, including such wrap fee program’s eligibility to purchase Class I Shares of such Fund. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

Class A Shares
Quantity Discounts
Investors purchasing Class A Shares may, under certain circumstances described below, be entitled to pay reduced or no sales charges. A person eligible for a reduced sales charge includes an individual, his or her spouse or equivalent, and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust or for a single fiduciary account, or a “company” as defined in Section 2(a)(8) of the 1940 Act.

Investors must notify the Funds or their authorized dealer at the time of the purchase order whenever a quantity discount is applicable to purchases and may be required to provide the Funds, or their authorized dealer, with certain information or records to verify eligibility for a quantity discount. Such information or records may include account statements or other records for shares of the Funds or other Participating Funds in all accounts (e.g., retirement accounts) of the investor and other eligible persons, as described above, which may include accounts held at the Fund or at other authorized dealers. Upon such notification, an investor will pay the lowest applicable sales charge. Shareholders should retain any records necessary to substantiate the purchase price of the shares, as the Funds and authorized dealers may not retain this information.

Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact the Funds, their authorized dealer or the Distributor.

Volume discounts. The size of investment shown in the Class A Shares sales charge table applies to the total dollar amount being invested by any person in shares of the respective Fund, or in any combination of shares of the Funds and shares of other Participating Funds, although other Participating Funds may have different sales charges.

Cumulative purchase discount. The size of investment shown in the Class A Shares sales charge table may also be determined by combining the amount being invested in shares of the Participating Funds plus the current offering price of all shares of the Participating Funds currently owned.

Letter of Intent. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period to determine the sales charge as outlined in the Class A Shares sales charge table. The size of investment shown in the Class A Shares sales charge table includes purchases of shares of the Participating Funds in Class A Shares over a 13-month period based on the total amount of intended purchases plus the current offering price of all shares of the Participating Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The Letter of Intent does not preclude any of the Funds (or any other Participating Fund) from discontinuing the sale of its shares. The initial purchase must be for an amount equal to at least 5% of the minimum total purchase amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day backdating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower sales charge. Such adjustment in sales charge will be used to purchase additional shares. The Funds initially will escrow shares totaling 5% of the dollar amount of the Letter of Intent to be held by Investor Services in the name of the shareholder. In the event the Letter of Intent goal is not achieved within the specified period, the investor must pay the difference between the sales charge applicable to the purchases made and the reduced sales charge previously paid. Such payments may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain the difference.

Class A Shares
Purchase Programs
Purchasers of Class A Shares may be entitled to reduced or no initial sales charges in connection with purchases by registered representatives of selling firms or purchases by persons affiliated with the Funds or the Distributor. The Funds reserve the right to modify or terminate these arrangements at any time.

Net asset value purchase options. Class A Shares of the Funds may be purchased at net asset value without a sales charge, generally upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Funds, by:

(1)	Current or retired trustees or directors of funds advised by Morgan Stanley and any of its subsidiaries and such persons’ families and their beneficial accounts.

(2)	Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries; employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons’ families and their beneficial accounts.

(3)	Directors, officers, employees and, when permitted, registered representatives, of financial institutions that have a selling group agreement with the Distributor and their spouses or equivalent and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution’s employees; provided that such purchases are otherwise permitted by such institutions.

(4)	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in a fund supermarket, wrap program, asset allocation program, or other program in which the clients pay an asset-based fee (which may be subject to a minimum flat fee) for: advisory or financial planning services, executing transactions in Participating Fund shares, or for otherwise participating in the program.

(5)	Trustees and other fiduciaries purchasing shares for retirement plans which invest in multiple fund families through broker-dealer retirement plan alliance programs that have entered into agreements with the Distributor and which are subject to certain minimum size and operational requirements. Trustees and other fiduciaries should refer to the Statement of Additional Information for further details with respect to such alliance programs.

(6)	Retirement plans funded by the rollovers of assets of Participating Funds from an employer-sponsored retirement plan and established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SIMPLE IRA, Solo 401(k), Money Purchase or Profit Sharing plan) if:

(i)	the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover funding such rollover originated, or an affiliate thereof; and

(ii)	the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover funding such rollover originated, or an affiliate thereof.

(7)	Trusts created under pension, profit sharing or other employee benefit plans (including qualified and non-qualified deferred compensation plans), provided that (a) the total plan assets are at least $1 million or (b) the plan has more than 100 eligible employees.

(8)	Clients of authorized dealers purchasing shares in fixed or flat fee (rather than transaction based fee) brokerage accounts.

(9)	Certain qualified state tuition plans qualifying pursuant to Section 529 of the Code that are approved by the Fund’s Distributor.

(10)	Unit investment trusts sponsored by the Distributor or its affiliates.

The term “families” includes a person’s spouse or equivalent, children and grandchildren under 21 years of age, parents and the parents of the person’s spouse or equivalent.

Purchase orders made pursuant to clause (4) may be placed either through authorized dealers as described above or directly with Investor Services by the investment adviser, financial planner, trust company or bank trust department, provided that Investor Services receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized dealer may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized dealers will be paid a service fee as described above on purchases made under options (3) through (9) above. The Funds may terminate, or amend the terms of, offering shares of the Funds at net asset value to such groups at any time.

Eligible purchasers of Class A Shares may also be entitled to reduced or no initial sales charges through certain purchase programs offered by the Funds. For more information, see “Other Purchase Programs” herein.

Class C Shares
Class C Shares of the Funds are sold at net asset value and are subject to a contingent deferred sales charge of 1.00% of the dollar amount subject to charge if redeemed within one year of purchase.

The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. Shareholders should retain any records necessary to substantiate the historical cost of their shares, as the Fund and authorized dealers may not retain this information. In addition, no sales charge is assessed on shares derived from reinvestment of dividends or capital gain dividends. The Funds will not accept a purchase order for Class C Shares in the amount of $1 million or more.

In determining whether a contingent deferred sales charge applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder’s Fund account that are not subject to a contingent deferred sales charge, followed by shares held the longest in the shareholder’s account.

Under the Distribution Plan, the Funds may spend up to 0.75% per year of the respective Fund’s average daily net assets with respect to Class C Shares of the respective Fund. In addition, under the Service Plan, the respective Fund may spend up to 0.25% per year of the respective Fund’s average daily net assets with respect to Class C Shares of the respective Fund. The aggregate distribution fees and service fees are currently 1.00% per year of the average daily net assets attributable to Class C Shares of the respective Fund.

Eligible purchasers of Class C Shares may also be entitled to reduced or no contingent deferred sales charges through certain purchase programs offered by the Funds. For more information, see “Other Purchase Programs” herein.

Waiver of Contingent Deferred
Sales Charge
The contingent deferred sales charge is waived on redemptions of Class A Shares and Class C Shares purchased subject to a contingent deferred sales charge (i) within one year following the death or disability (as disability is defined by federal income tax law) of a shareholder, (ii) for required minimum distributions from an individual retirement account (“IRA”) or certain other retirement plan distributions, (iii) for withdrawals under each Fund’s systematic withdrawal plan but limited to 12% annually of the amount of the shareholder’s investment at the time the plan is established, (iv) if no commission or transaction fee is paid by the Distributor to authorized dealers at the time of purchase of such shares or (v) if made by a Funds’ involuntary liquidation of a shareholder’s account as described herein. With respect to Class C Shares, waiver category (iv) above is only applicable with respect to shares sold through certain 401(k) plans. Subject to certain limitations, a shareholder who has redeemed Class C Shares of any of the Funds may reinvest in Class C Shares at net asset value with credit for any contingent deferred sales charge if the reinvestment is made within 180 days after the redemption provided that shares of the respective Fund are available for sale at the time of reinvestment. For a more complete description of contingent deferred sales charge waivers, please refer to the Statement of Additional Information or contact your authorized dealer.

Class I Shares
Class I Shares of the Funds are offered without any upfront or deferred sales charges on purchases or sales and without any distribution (12b-1) fee or service fee. Class I Shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan)

accounts and (v) certain Van Kampen investment companies.

Class I Share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Class I Share participants in fee-based investment programs should contact the program’s administrator or their financial adviser to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial adviser. Eligible institutions referenced in item (i) in the preceding paragraph may only purchase Class I Shares directly from the Distributor.

Class R Shares
Class R Shares of the Funds are offered without any upfront or deferred sales charges on purchases or sales. Class R Shares are subject to distribution (12b-1) fees and service fees as described herein. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

Class R Share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan.

Under the Distribution Plan and the Service Plan, each Fund may spend up to a total of 0.50% per year of such Fund’s average daily net assets with respect to Class R Shares of such Fund. From such amount, under the Service Plan, each Fund may spend up to 0.25% per year of such Fund’s average daily net assets with respect to Class R Shares of such Fund.

Other Purchase Programs
The following information regarding other purchase programs that the Funds offer are applicable only to holders of Class A Shares and Class C Shares. Holders of Class I Shares or Class R Shares of the Funds must contact the administrator, their financial adviser or the Distributor (as applicable) to purchase, redeem or exchange shares and to understand the shareholder services available to such holders. Holders of Class I Shares and Class R Shares in tax-exempt retirement plans should contact the appropriate tax-exempt retirement plan administrator for information regarding the administration of participants’ investments in the shares.

Exchange privilege. Exchanges of shares are sales of shares of one Participating Fund and purchases of shares of another Participating Fund. Shares of the Funds may be exchanged for shares of the same class of any Participating Fund based on the next determined net asset value per share of each fund after requesting the exchange without any sales charge, subject to minimum purchase requirements and certain limitations. For more information regarding the exchange privilege, see the section of this Prospectus entitled “Shareholder Services — Exchange privilege.”

Reinstatement privilege. A holder of Class A Shares who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class A Shares of any Participating Fund. A holder of Class C Shares who has redeemed shares of a Fund may reinstate any portion or all of the net proceeds of such redemption (and may include that amount necessary to acquire a fractional share to round off his or her purchase to the next full share) in Class C Shares of any Participating Fund with credit given for any contingent deferred sales charge paid on the amount of shares reinstated from such redemption, provided that such shareholder has not previously exercised this reinstatement privilege with respect to Class C Shares of the Funds. Shares acquired in this manner will be deemed to have the original cost and purchase date of the redeemed shares for purposes of applying the contingent deferred sales charge applicable to Class C Shares to subsequent redemptions. Reinstatements are made at the net asset value per share (without a sales charge) next determined after the order is received, which must be made within 180 days after the date of the redemption, provided that shares of the Participating Fund into which shareholders desire to reinstate their net proceeds of a redemption of shares of a Fund are available for sale. Reinstatement at net asset value per share is also offered to participants in eligible retirement plans for repayment of principal (and interest) on their borrowings on such plans, provided that shares of the Participating Fund are available for sale. Shareholders must notify the Distributor or their authorized dealer of their eligibility to participate in the reinstatement privilege and may be required to provide documentation to the Participating Fund. For information regarding Participating Funds, shareholders can call Investor Services at (800) 847-2424.

Dividend diversification. A holder of Class A Shares or Class C Shares may elect, by completing the appropriate section of the account application form or by calling (800) 847-2424, to have all dividends and capital gain dividends paid on a class of shares of the respective Funds invested into shares of the same class of any of the Participating Funds so long as the investor has a pre-existing account for such class of shares of the other fund. Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g., IRA, 403(b)(7), 401(k), Money Purchase and Profit Sharing plans) and for the benefit of the same individual. If a qualified, pre-existing account does not exist, the shareholder must establish a new account subject to any requirements of the Participating Fund into which distributions will be invested. Distributions are invested into the selected Participating Fund, provided that shares of such Participating Fund are available for sale, at its net asset value per share as of the payable date of the distribution from the respective Fund.

Availability of information. Clear and prominent information regarding sales charges of the Funds and the applicability and availability of discounts from sales charges is available free of charge through our web site at www.vankampen.com, which provides links to the Prospectus and Statement of Additional Information containing the relevant information.

Redemption of Shares

Generally, shareholders may redeem for cash some or all of their shares without charge by each Fund (other than any applicable deferred sales charge) on any business day.

The redemption price will be the net asset value per share next determined after receipt by Investor Services of a request in proper form from an administrator, custodian, trustee, record keeper or financial adviser or by the Distributor from an authorized dealer, provided such order is transmitted to Investor Services or the Distributor by the time designated by Investor Services or the Distributor. It is the responsibility of administrators, financial advisers, custodians, trustees, record keepers and authorized dealers to transmit redemption requests received by them to Investor Services or the Distributor so they will be received prior to such time. Redemptions completed through an administrator, custodian, trustee, record keeper, financial adviser or authorized dealer may involve additional fees charged by such person.

As described under the Prospectus heading “Purchase of Shares,” redemptions of Class C Shares may be subject to a contingent deferred sales charge. In addition, certain redemptions of Class A Shares for shareholder accounts of $1 million or more may be subject to a contingent deferred sales charge. Redemptions completed through an authorized dealer, custodian, trustee or record keeper of a retirement plan account may involve additional fees charged by such person.

Participants in tax-exempt retirement plans must contact the plan’s administrator to redeem Class I Shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Class I Share participants in fee-based investment programs must contact the program’s administrator or their financial adviser to redeem shares. Class I Shares eligible institutions may redeem shares either directly or through an authorized dealer. Plan administrators, custodians, trustees, record keepers or financial advisers may place redemption requests directly with Investor Services or through an authorized dealer following procedures specified by such authorized dealer.

Certain financial intermediaries may impose their own redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Funds through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

Except as specified below under “Telephone Redemption Requests,” payment for shares redeemed generally will be made by check mailed within seven days after receipt by Investor Services of the redemption request and any other necessary documents in proper form as described below. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. Such payment may, under certain circumstances, be paid wholly or in part by a distribution-in-kind of portfolio securities. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. A taxable gain or loss may be recognized by a shareholder upon redemption of shares, including if the redemption proceeds are paid wholly or in part by a distribution-in-kind of portfolio securities. A distribution-in-kind may result in recognition by the shareholder of a gain or loss for federal income tax purposes when such securities are distributed, and the shareholder may have brokerage costs and a gain or loss for federal income tax purposes upon the shareholder’s disposition of such in-kind securities. If the shares to be redeemed have been recently purchased by check, Investor Services may delay the payment of redemption proceeds until it confirms that the purchase check has cleared, which may take up to 15 calendar days from the date of purchase.

Upon learning that a holder of Class I Shares has ceased his or her participation in the plan or program, a Fund shall convert all Class I Shares held by the shareholder to Class A Shares of such Fund. The failure of a shareholder in a fee-based investment program to satisfy any minimum investment requirement will not constitute a conversion event. Such conversion will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge.

Written redemption requests. Holders of Class A Shares and Class C Shares may request a redemption of shares by written request in proper form sent directly to Van Kampen Investor Services Inc., PO Box 219286, Kansas City, Missouri 64121-9286. The request for redemption should indicate the number of shares or dollar amount to be redeemed, the Fund name, the class designation of such shares and the shareholder’s account number. The redemption request must be signed by all persons in whose names the shares are registered. If the proceeds of the redemption exceed $100,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 15 calendar days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, a registered securities association or a clearing agency; a savings and loan association; or a federal savings bank.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption request to be in proper form. In some cases, however, additional documents may be necessary. Certificated shares may be redeemed only by written request. The certificates for the shares being redeemed must be properly endorsed for transfer and must accompany a written redemption request. Generally, in the event a redemption is requested by and registered to a corporation, partnership, trust, fiduciary, estate or other legal entity owning shares of the Funds, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 calendar days must accompany the redemption request. Retirement plan distribution requests should be sent to the plan custodian/trustee to be forwarded to Investor Services. Contact the plan custodian/trustee for further information.

In the case of written redemption requests sent directly to Investor Services, the redemption price is the net asset value per share next determined after the request in proper form is received by Investor Services.

Authorized dealer redemption requests. Holders of Class A Shares and Class C Shares may place redemption requests through an authorized dealer following procedures specified by such authorized dealer. The redemption price for such shares is the net asset value per share next calculated after an order in proper form is received by an authorized dealer provided such order is transmitted to the Distributor by the time designated by the Distributor. It is the responsibility of authorized dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Redemptions completed through an authorized dealer may involve additional fees charged by the dealer.

Telephone redemption requests. The Funds permit redemption of Class A Shares and Class C Shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. A holder of Class A Shares or Class C Shares automatically has telephone redemption privileges unless the shareholder indicates otherwise by checking the applicable box on the account application form. For accounts that are not established with telephone redemption privileges, a holder of Class A Shares or Class C Shares may call the Funds at (800) 847-2424 to establish the privilege, or may visit our web site at www.vankampen.com to download an Account Services form, which may be completed to establish the privilege. Class A Shares and Class C Shares may be redeemed by calling (800) 847-2424, our automated telephone system, which is generally accessible 24 hours a day, seven days a week. Van Kampen Investments and its subsidiaries, including Investor Services, and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Van Kampen Investments, Investor Services or the Funds will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions may not be available if the shareholder cannot reach Investor Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Funds’ other redemption procedures previously described. Requests received by Investor Services prior to the close of the Exchange, generally 4:00 p.m., Eastern time, will be processed at the next determined net asset value per share. These privileges are available for most accounts other than retirement accounts or accounts with shares represented by certificates. If an account has multiple owners, Investor Services may rely on the instructions of any one owner.

For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check or by Automated Clearing House and amounts of at least $1,000 up to $1 million may be redeemed daily if the proceeds are to be paid by wire. The proceeds must be payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to their predesignated bank account for this account. This privilege is not available for telephone redemptions paid by check (as described herein) if the address of record has been changed within 15 calendar days prior to such request. Proceeds from redemptions payable by wire transfer are expected to be wired on the next business day following the date of redemption. The Funds reserve the right at any time to terminate, limit or otherwise modify this redemption privilege.

Distributions from
the Funds

In addition to any increase in the value of shares which the Funds may achieve, shareholders may receive distributions from each Fund of dividends and capital gain dividends.

Dividends. Distributions from the Underlying Funds and interest from other investments are each Fund’s main sources of net investment income. Each Fund’s present policy, which may be changed at any time by each Fund’s Board of Trustees, is to distribute annually in the case of each Fund, except the In Retirement Strategy Fund, and monthly in the case of the In Retirement Strategy Fund all, or substantially all, of their net investment income as dividends to shareholders. Dividends are automatically applied to purchase additional shares of the respective Fund at the next determined net asset value unless the shareholder instructs otherwise.

The per share dividends may differ by class of shares as a result of the differing distribution fees, service fees and transfer agency costs applicable to such classes of shares.

Capital gain dividends. Each Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. In addition, a portion of each Fund’s net capital gains may be attributable to capital gain dividends received from the Underlying Funds. Each Fund intends to distribute any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends are automatically reinvested in additional shares of the respective Fund at the next determined net asset value unless the shareholder instructs otherwise.

Shareholder Services

Listed below are some of the shareholder services the Funds offer to holders of Class A Shares and Class C Shares. For a more complete description of the Funds’ shareholder services, such as investment accounts, share certificates, retirement plans, automated clearing house deposits, dividend diversification and the systematic withdrawal plan, please refer to the Statement of Additional Information or contact your authorized dealer.

Participants in tax-exempt retirement plans and fee-based investment programs eligible to purchase Class I Shares or Class R Shares of the Funds must contact the administrator or their financial adviser to purchase, redeem or exchange shares. Certain shareholder services may only be available to tax-exempt retirement plan participants through a plan administrator. Participants should contact the appropriate tax-exempt retirement plan administrator for information regarding the administration of participants’ investments in the shares.

Internet transactions. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet (restrictions apply to certain account and transaction types). Please refer to our web site at www.vankampen.com for further instructions regarding internet transactions. Van Kampen Investments and its subsidiaries, including Investor Services, and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instructions and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed, none of Van Kampen Investments, Investor Services or the Funds will be liable for following instructions received through the internet which it reasonably believes to be genuine. If an account has multiple owners, Investor Services may rely on the instructions of any one owner.

Reinvestment plan. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gain dividends in shares of the Funds. Such shares are acquired at net asset value per share (without a sales charge) on the applicable payable date of the dividend or capital gain dividend. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by visiting our web site at www.vankampen.com, by writing to Investor Services or by telephone by calling (800) 847-2424. The investor may, on the account application form or prior to any declaration, instruct that dividends and/or capital gain dividends be paid in cash, be reinvested in shares of the applicable Fund at the next determined net asset value or be reinvested in another Participating Fund at the next determined net asset value.

Automatic investment plan. An automatic investment plan is available under which a shareholder can authorize Investor Services to debit the shareholder’s bank account on a regular basis to invest predetermined amounts in the Funds. Additional information is available from the Distributor or your authorized dealer.

Exchange privilege. Class A Shares and Class C Shares of the Funds may be exchanged for shares of the same class of any Participating Fund based on the next determined net asset value per share of each fund after requesting the exchange without any sales charge, subject to minimum purchase requirements and certain limitations. Class A Shares and Class C Shares of the Funds may be exchanged for shares of any Participating Fund only if shares of that Participating Fund are available for sale.

Class A Shares and Class C Shares of Participating Funds generally may be exchanged for shares of the same class of a Fund (except that some holders of Class I Shares of certain Participating Funds may be eligible to exchange Class I Shares of such Participating Fund for Class A Shares of the Funds) based on the next determined net asset value per share of each fund after requesting the exchange without any sales charge, subject to minimum purchase requirements and certain limitations. Shareholders of Participating Funds seeking to exchange their shares for shares of a Fund are subject to the exchange policies of such Participating Fund, including an exchange fee, if any, assessed by such Participating Fund.

Shareholders seeking an exchange amongst Participating Funds should obtain and read the current prospectus for the applicable fund prior to implementing an exchange. A prospectus of any of the Participating Funds may be obtained from an authorized dealer or the Distributor or by visiting our web site at www.vankampen.com.

When shares that are subject to a contingent deferred sales charge are exchanged among Participating Funds, the holding period for purposes of computing the contingent deferred sales charge is based upon the date of the initial purchase of such shares from a Participating Fund. When such shares are redeemed and not exchanged for shares of another Participating Fund, the shares are subject to the contingent deferred sales charge schedule imposed by the Participating Fund from which such shares were originally purchased.

Exchanges of shares are sales of shares of one Participating Fund and purchases of shares of another Participating Fund. The sale may result in a gain or loss for federal income tax purposes. If the shares sold have been held for less than 91 days, the sales charge paid on such shares is carried over and included in the tax basis of the shares acquired.

A shareholder wishing to make an exchange may do so by sending a written request to Investor Services, by calling (800) 847-2424, our automated telephone system (which is generally accessible 24 hours a day, seven days a week), or by visiting our web site at www.vankampen.com. A shareholder automatically has these exchange privileges unless the shareholder indicates otherwise by checking the applicable box on the account application form. Van Kampen Investments and its subsidiaries, including Investor Services, and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape-recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, none of Van Kampen Investments, Investor Services or the Funds will be liable for following telephone instructions which it reasonably believes to be genuine. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain dividend options (except dividend diversification) and authorized dealer of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, however, an exchanging shareholder must submit a specific request.

The Funds and the Distributor reserve the right to reject or limit any order to purchase shares of the Funds through exchange or otherwise and to close any shareholder account when they believe it is in the best interests of a Fund. Certain patterns of past exchanges and/or purchase or sale transactions involving the Funds or other Participating Funds may result in the Funds rejecting or limiting, in the Funds’ or the Distributor’s discretion, additional purchases and/or exchanges or in an account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. The Funds may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days’ notice of any termination or material amendment to this exchange privilege.

For purposes of determining the sales charge rate previously paid on Class A Shares, all sales charges paid on the exchanged shares and on any shares previously exchanged for such shares or for any of their predecessors shall be included. If the exchanged shares were acquired through reinvestment, those shares are deemed to have been sold with a sales charge rate equal to the rate previously paid on the shares on which the dividend or distribution was paid. If a shareholder exchanges less than all of such shareholder’s shares, the shares upon which the highest sales charge rate was previously paid are deemed exchanged first.

Exchange requests received on a business day prior to the time shares of the funds involved in the request are priced will be processed on the date of receipt. “Processing” a request means that shares of the fund which the shareholder is redeeming will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the fund that the shareholder is purchasing will also normally be purchased at the net asset value per share, plus any applicable sales charge, next determined on the date of receipt. Exchange requests received on a business day after the time that shares of the funds involved in the request are priced will be processed on the next business day in the manner described herein.

Frequent Purchases
and Redemptions
of the Funds’ Shares

Frequent purchases and redemptions of shares of the Funds by shareholders of the Funds (“market-timing” or “short-term trading”) may present risks for long-term shareholders of the Funds, which may include, among other things, diluting the value of Funds’ shares held by long-term shareholders, interfering with the efficient management of the Funds’ portfolios, increasing trading and administrative costs, incurring unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds discourage and do not accommodate frequent purchases and redemptions of shares of the Funds by shareholders of the Funds, and each Fund’s Boards of Trustees has adopted policies and procedures to deter such frequent purchases and redemptions. The Funds’ policies with respect to purchases, redemptions and exchanges of shares of the Funds are described in the “Fees and Expenses of the Funds,” “Purchase of Shares,” “Redemption of Shares” and “Shareholder Services — Exchange privilege” sections of this Prospectus. The Funds’ policies with respect to valuing portfolio securities are described in the “Purchase of Shares” section of this Prospectus. Except as described in each of these sections and with respect to omnibus accounts, the Funds’ policies regarding frequent trading of shares of the Funds are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment advisers, broker dealers, transfer agents, third party administrators and insurance companies, each Fund (i) has requested assurance that such intermediaries currently selling the Funds shares have in place internal policies and procedures reasonably designed to address market timing concerns and has instructed such intermediaries to notify the respective Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Funds’ policies with respect to frequent purchases, exchanges and redemptions of shares of the Funds. On omnibus accounts at intermediaries, the intermediary generally does not provide specific shareholder transaction information to the Funds on individual shareholder accounts on an ongoing basis. Therefore, to some extent, the Funds rely on the intermediaries to monitor frequent short-term trading by shareholders. As part of the Funds’ or the Distributor’s agreements with intermediaries, the intermediaries are required to provide certain shareholder identification and transaction information upon the Funds’ request. The Funds may use this information to help identify and prevent market-timing activity in the Funds. There can be no assurance that the Funds will be able to identify or prevent all market-timing activity.

Federal Income Taxation

Distributions of each Fund’s investment company taxable income (generally ordinary income and net short-term capital gain) are taxable to its shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of each Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) designated as capital gain dividends, if any, are taxable to its shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of how long the shares of the Fund have been held by such shareholders. Each Fund expects that its distributions will consist primarily of ordinary income and capital gain dividends. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such shareholder (assuming such shares are held as a capital asset).

Although distributions generally are treated as taxable in the year they are paid, distributions declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by a Fund and received by the shareholders on the December 31st prior to the date of payment. Each Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Current law provides for reduced U.S. federal income tax rates on (i) long-term capital gains received by individuals and certain other non-corporate taxpayers and (ii) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations. The reduced rate for long-term capital gains and “qualified dividend income” cease to apply for taxable years beginning after December 31, 2010. The Underlying Funds, the Funds and shareholders of the Funds, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” to apply. Because each Fund may invest some portion of its assets in Underlying Funds which invest in common stocks and other equity securities, a portion of the ordinary income dividends paid by each Fund may be eligible for the reduced rate applicable to qualified dividend income. No assurance can be given as to what percentage of the ordinary income dividends paid by the Funds will consist of qualified dividend income. To the extent that distributions from the Funds are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains.

The sale or exchange of shares in connection with a redemption or repurchase of shares, as well as certain other transfers, will be a taxable transaction for federal income tax purposes. Shareholders who sell their shares will generally recognize a gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received. If the shares are held by the shareholder as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to short-term capital gains recognized by all taxpayers is 35%. The maximum tax rate applicable to long-term capital gains recognized by individuals and certain other non-corporate taxpayers on the sale or exchange of shares is 15% (20% for long-term capital gains recognized in taxable years beginning after December 31, 2010). For corporate taxpayers, long-term capital gains are taxed at a maximum rate of 35%.

Backup withholding rules require the Funds, in certain circumstances, to withhold 28% (through 2010, when a higher rate will be applicable) of dividends and certain other payments, including redemption proceeds, paid to shareholders who do not furnish to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and make certain required certifications (including certifications as to foreign status, if applicable), or who are otherwise subject to backup withholding.

Each Fund intends to qualify as a regulated investment company under federal income tax law. If each Fund so qualifies and distributes each year at least 90% of its investment company taxable income, it will not be required to pay federal income taxes on any income distributed to its shareholders. If a Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, plus any amounts that were not distributed in previous taxable years, then it will be subject to a nondeductible 4% excise tax on the undistributed amounts.

The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their own advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

Disclosure of
Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not including payment of the maximum sales charge or taxes on Fund distributions or redemptions). The ratio of expenses to average net assets listed in the tables below for each class of shares of the Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase because certain fixed costs will be spread over a smaller amount of assets. The information has been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s most recent financial statements, may be obtained without charge from our web site at www.vankampen.com or by calling the telephone number on the back cover of this Prospectus. This information should be read in conjunction with the financial statements and notes thereto included in the Fund’s Annual Report.

Van Kampen 2010 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.21
Net Realized and Unrealized Gain	1.64

Total from Investment Operations	1.85

Net Asset Value, End of the Period	$11.85

Total Return* (b)	18.50% **
Net Assets at End of the Period (In millions)	$5.7
Ratio of Expenses to Average Net Assets* (c)	0.38%
Ratio of Net Investment Income to Average Net Assets* (c)	2.27%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.74%
Ratio of Net Investment Loss to Average Net Assets (c)	(12.09% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2010 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.16
Net Realized and Unrealized Gain	1.62

Total from Investment Operations	1.78

Net Asset Value, End of the Period	$11.78

Total Return* (b) (d)	17.80% **
Net Assets at End of the Period (In millions)	$1.4
Ratio of Expenses to Average Net Assets* (c) (d)	1.07%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	1.79%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	15.42%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(12.56% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

Financial Highlights, continued

Van Kampen 2010 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.28
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.88

Net Asset Value, End of the Period	$11.88

Total Return* (b)	18.70% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.13%
Ratio of Net Investment Income to Average Net Assets* (c)	3.17%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.49%
Ratio of Net Investment Loss to Average Net Assets (c)	(11.19% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2010 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.23
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.83

Net Asset Value, End of the Period	$11.83

Total Return* (b)	18.20% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.63%
Ratio of Net Investment Income to Average Net Assets* (c)	2.64%
Portfolio Turnover	8% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.99%
Ratio of Net Investment Loss to Average Net Assets (c)	(11.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.72% at August 31, 2009.

Financial Highlights

Van Kampen 2015 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.18
Net Realized and Unrealized Gain	1.68

Total from Investment Operations	1.86

Net Asset Value, End of the Period	$11.86

Total Return* (b)	18.60% **
Net Assets at End of the Period (In millions)	$9.9
Ratio of Expenses to Average Net Assets* (c)	0.42%
Ratio of Net Investment Income to Average Net Assets* (c)	1.93%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	9.20%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.85% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2015 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.13
Net Realized and Unrealized Gain	1.69

Total from Investment Operations	1.82

Net Asset Value, End of the Period	$11.82

Total Return* (b) (c)	18.20% **
Net Assets at End of the Period (In millions)	$1.3
Ratio of Expenses to Average Net Assets* (c) (d)	1.10%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	1.41%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	9.87%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(7.36% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2015 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.25
Net Realized and Unrealized Gain	1.63

Total from Investment Operations	1.88

Net Asset Value, End of the Period	$11.88

Total Return* (b)	18.80% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.17%
Ratio of Net Investment Income to Average Net Assets* (c)	2.90%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	8.95%
Ratio of Net Investment Loss to Average Net Assets (c)	(5.87% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2015 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.21
Net Realized and Unrealized Gain	1.62

Total from Investment Operations	1.83

Net Asset Value, End of the Period	$11.83

Total Return* (b)	18.30% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.67%
Ratio of Net Investment Income to Average Net Assets* (c)	2.40%
Portfolio Turnover	30% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	9.45%
Ratio of Net Investment Loss to Average Net Assets (c)	(6.38% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.73% at August 31, 2009.

Financial Highlights

Van Kampen 2020 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Gain	1.73

Total from Investment Operations	1.85

Net Asset Value, End of the Period	$11.85

Total Return* (b)	18.50% **
Net Assets at End of the Period (In millions)	$8.6
Ratio of Expenses to Average Net Assets* (c)	0.43%
Ratio of Net Investment Income to Average Net Assets* (c)	1.34%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	11.45%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.68% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.77% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2020 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.08
Net Realized and Unrealized Gain	1.71

Total from Investment Operations	1.79

Net Asset Value, End of the Period	$11.79

Total Return* (b) (c)	17.90% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c) (d)	1.17%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.91%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	12.19%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(10.11% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.77% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2020 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.22
Net Realized and Unrealized Gain	1.66

Total from Investment Operations	1.88

Net Asset Value, End of the Period	$11.88

Total Return* (b)	18.80% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.18%
Ratio of Net Investment Income to Average Net Assets* (c)	2.50%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	11.20%
Ratio of Net Investment Loss to Average Net Assets (c)	(8.52% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to net assets for the Underlying Funds was 0.77% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2020 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.17
Net Realized and Unrealized Gain	1.66

Total from Investment Operations	1.83

Net Asset Value, End of the Period	$11.83

Total Return* (b)	18.30% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets* (c)	0.68%
Ratio of Net Investment Income to Average Net Assets* (c)	1.94%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	11.70%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.08% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.77% at August 31, 2009.

Financial Highlights

Van Kampen 2025 Retirement Strategy Fund

October 23, 2008
(Commencement
of Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.10
Net Realized and Unrealized Gain	1.65

Total from Investment Operations	1.75

Net Asset Value, End of the Period	$11.75

Total Return* (b)	17.50% **
Net Assets at End of the Period (In millions)	$6.9
Ratio of Expenses to Average Net Assets* (c)	0.41%
Ratio of Net Investment Income to Average Net Assets* (c)	1.13%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	12.60%
Ratio of Net Investment Loss to Average Net Assets (c)	(11.06% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2025 Retirement Strategy Fund

October 23, 2008
(Commencement
of Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Gain	1.62

Total from Investment Operations	1.69

Net Asset Value, End of the Period	$11.69

Total Return* (b) (c)	16.90% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c) (d)	1.16%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.74%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	13.34%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(11.44% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2025 Retirement Strategy Fund

October 23, 2008
(Commencement
of Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.20
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.80

Net Asset Value, End of the Period	$11.80

Total Return* (b)	17.90% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.16%
Ratio of Net Investment Income to Average Net Assets* (c)	2.32%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	12.35%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.87% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2025 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.15
Net Realized and Unrealized Gain	1.60

Total from Investment Operations	1.75

Net Asset Value, End of the Period	$11.75

Total Return* (b)	17.40% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.66%
Ratio of Net Investment Income to Average Net Assets* (c)	1.78%
Portfolio Turnover	36% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	12.85%
Ratio of Net Investment Loss to Average Net Assets (c)	(10.41% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.81% at August 31, 2009.

Financial Highlights

Van Kampen 2030 Retirement Strategy Fund

October 23, 2008
(Commencement
of Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.08
Net Realized and Unrealized Gain	1.94

Total from Investment Operations	2.02

Net Asset Value, End of the Period	$12.02

Total Return* (b)	20.20% **
Net Assets at End of the Period (In millions)	$5.0
Ratio of Expenses to Average Net Assets* (c)	0.38%
Ratio of Net Investment Income to Average Net Assets* (c)	0.91%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.66%
Ratio of Net Investment Loss to Average Net Assets (c)	(13.37% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2030 Retirement Strategy Fund

October 23, 2008
(Commencement
of Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.03
Net Realized and Unrealized Gain	1.94

Total from Investment Operations	1.97

Net Asset Value, End of the Period	$11.97

Total Return* (b)(c)	19.70% **
Net Assets at End of the Period (In millions)	$0.9
Ratio of Expenses to Average Net Assets* (c)(d)	1.12%
Ratio of Net Investment Income to Average Net Assets*(c)(d)	0.40%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	15.40%
Ratio of Net Investment Loss to Average Net Assets (c)(d)	(13.88% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2030 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.19
Net Realized and Unrealized Gain	1.88

Total from Investment Operations	2.07

Net Asset Value, End of the Period	$12.07

Total Return* (b)	20.70% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.13%
Ratio of Net Investment Income to Average Net Assets* (c)	2.19%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(12.09% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2030 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.14
Net Realized and Unrealized Gain	1.88

Total from Investment Operations	2.02

Net Asset Value, End of the Period	$12.02

Total Return* (b)	20.20% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets* (c)	0.63%
Ratio of Net Investment Income to Average Net Assets* (c)	1.62%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	14.91%
Ratio of Net Investment Loss to Average Net Assets (c)	(12.66% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.85% at August 31, 2009.

Financial Highlights

Van Kampen 2035 Retirement Strategy Fund

October 23, 2008
(Commencement
of Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Gain	2.46

Total from Investment Operations	2.51

Net Asset Value, End of the Period	$12.51

Total Return* (b)	25.10% **
Net Assets at End of the Period (In millions)	$3.1
Ratio of Expenses to Average Net Assets* (c)	0.29%
Ratio of Net Investment Income to Average Net Assets* (c)	0.56%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	24.16%
Ratio of Net Investment Loss to Average Net Assets (c)	(23.31% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2035 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.03
Net Realized and Unrealized Gain	2.44

Total from Investment Operations	2.47

Net Asset Value, End of the Period	$12.47

Total Return* (b)(c)	24.60% **
Net Assets at End of the Period (In millions)	$0.5
Ratio of Expenses to Average Net Assets* (c)(d)	0.90%
Ratio of Net Investment Income to Average Net Assets* (c)(d)	0.37%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)(d)	24.77%
Ratio of Net Investment Loss to Average Net Assets (c)(d)	(23.50% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2035 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.17
Net Realized and Unrealized Gain	2.37

Total from Investment Operations	2.54

Net Asset Value, End of the Period	$12.54

Total Return* (b)	25.40% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.04%
Ratio of Net Investment Income to Average Net Assets* (c)	1.92%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	23.91%
Ratio of Net Investment Loss to Average Net Assets (c)	(21.95% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2035 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Gain	2.37

Total from Investment Operations	2.49

Net Asset Value, End of the Period	$12.49

Total Return* (b)	24.80% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.54%
Ratio of Net Investment Income to Average Net Assets* (c)	1.42%
Portfolio Turnover	11% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	24.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(22.45% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.94% at August 31, 2009.

Financial Highlights

Van Kampen 2040 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.06
Net Realized and Unrealized Gain	2.52

Total from Investment Operations	2.58

Net Asset Value, End of the Period	$12.58

Total Return* (b)	25.80% **
Net Assets at End of the Period (In millions)	$1.8
Ratio of Expenses to Average Net Assets* (c)	0.28%
Ratio of Net Investment Income to Average Net Assets* (c)	0.62%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	33.79%
Ratio of Net Investment Loss to Average Net Assets (c)	(32.88% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2040 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Gain	2.49

Total from Investment Operations	2.54

Net Asset Value, End of the Period	$12.54

Total Return* (b)(c)	25.40% **
Net Assets at End of the Period (In millions)	$0.3
Ratio of Expenses to Average Net Assets* (c)(d)	0.84%
Ratio of Net Investment Income to Average Net Assets* (c)(d)	0.59%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)(d)	34.34%
Ratio of Net Investment Loss to Average Net Assets (c)(d)	(32.91% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflects actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2040 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.16
Net Realized and Unrealized Gain	2.45

Total from Investment Operations	2.61

Net Asset Value, End of the Period	$12.61

Total Return* (b)	26.10% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.03%
Ratio of Net Investment Income to Average Net Assets* (c)	1.87%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	33.54%
Ratio of Net Investment Loss to Average Net Assets (c)	(31.63% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2040 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.10
Net Realized and Unrealized Gain	2.46

Total from Investment Operations	2.56

Net Asset Value, End of the Period	$12.56

Total Return* (b)	25.60% **
Net Assets at End of the Period (In millions)	$0.3
Ratio of Expenses to Average Net Assets* (c)	0.53%
Ratio of Net Investment Income to Average Net Assets* (c)	1.16%
Portfolio Turnover	13% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	34.04%
Ratio of Net Investment Loss to Average Net Assets (c)	(32.34% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights

Van Kampen 2045 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Gain	2.61

Total from Investment Operations	2.68

Net Asset Value, End of the Period	$12.68

Total Return* (b)	26.80% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c)	0.28%
Ratio of Net Investment Income to Average Net Assets* (c)	0.71%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	42.18%
Ratio of Net Investment Loss to Average Net Assets (c)	(41.19% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2045 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.07
Net Realized and Unrealized Gain	2.58

Total from Investment Operations	2.65

Net Asset Value, End of the Period	$12.65

Total Return* (b) (c)	26.50% **
Net Assets at End of the Period (In millions)	$0.2
Ratio of Expenses to Average Net Assets* (c) (d)	0.62%
Ratio of Net Investment Income to Average Net Assets* (c) (d)	0.81%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c) (d)	42.51%
Ratio of Net Investment Loss to Average Net Assets (c) (d)	(41.08% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2045 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.15
Net Realized and Unrealized Gain	2.56

Total from Investment Operations	2.71

Net Asset Value, End of the Period	$12.71

Total Return* (b)	27.00% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.03%
Ratio of Net Investment Income to Average Net Assets* (c)	1.69%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	41.93%
Ratio of Net Investment Loss to Average Net Assets (c)	(40.21% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2045 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.10
Net Realized and Unrealized Gain	2.55

Total from Investment Operations	2.65

Net Asset Value, End of the Period	$12.65

Total Return* (b)	26.50% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.53%
Ratio of Net Investment Income to Average Net Assets* (c)	1.18%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	42.43%
Ratio of Net Investment Loss to Average Net Assets (c)	(40.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.95% at August 31, 2009.

Financial Highlights

Van Kampen 2050 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.05
Net Realized and Unrealized Gain	2.64

Total from Investment Operations	2.69

Net Asset Value, End of the Period	$12.69

Total Return* (b)	26.90% **
Net Assets at End of the Period (In millions)	$1.0
Ratio of Expenses to Average Net Assets* (c)	0.26%
Ratio of Net Investment Income to Average Net Assets* (c)	0.58%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	43.14%
Ratio of Net Investment Loss to Average Net Assets (c)	(42.30% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2050 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.14
Net Realized and Unrealized Gain	2.57

Total from Investment Operations	2.71

Net Asset Value, End of the Period	$12.71

Total Return* (b)(c)	27.00% **
Net Assets at End of the Period (In millions)	$0.4
Ratio of Expenses to Average Net Assets* (c)(d)	0.22%
Ratio of Net Investment Income to Average Net Assets* (c)(d)	1.56%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)(d)	43.09%
Ratio of Net Investment Loss to Average Net Assets (c)(d)	(41.31% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, the total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1 % and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2050 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.17
Net Realized and Unrealized Gain	2.56

Total from Investment Operations	2.73

Net Asset Value, End of the Period	$12.73

Total Return* (b)	27.20% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.01%
Ratio of Net Investment Income to Average Net Assets* (c)	1.89%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	42.88%
Ratio of Net Investment Loss to Average Net Assets (c)	(40.98% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

Financial Highlights, continued

Van Kampen 2050 Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.12
Net Realized and Unrealized Gain	2.55

Total from Investment Operations	2.67

Net Asset Value, End of the Period	$12.67

Total Return* (b)	26.70% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.51%
Ratio of Net Investment Income to Average Net Assets* (c)	1.39%
Portfolio Turnover	15% **
* If certain expenses had not been voluntarily assumed by the Adviser, the total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	43.38%
Ratio of Net Investment Loss to Average Net Assets (c)	(41.48% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.97% at August 31, 2009.

Financial Highlights

Van Kampen In Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class A Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.30
Net Realized and Unrealized Gain	1.09

Total from Investment Operations	1.39
Less Distributions from Net Investment Income	0.10

Net Asset Value, End of the Period	$11.29

Total Return* (b)	13.96% **
Net Assets at End of the Period (In millions)	$5.0
Ratio of Expenses to Average Net Assets* (c)	0.47%
Ratio of Net Investment Income to Average Net Assets* (c)	3.30%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows::
Ratio of Expenses to Average Net Assets (c)	13.57%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.80% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 0.25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

Financial Highlights, continued

Van Kampen In Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class C Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.23
Net Realized and Unrealized Gain	1.10

Total from Investment Operations	1.33
Less Distributions from Net Investment Income	0.08

Net Asset Value, End of the Period	$11.25

Total Return* (b) (c)	13.39% **
Net Assets at End of the Period (In millions)	$0.9
Ratio of Expenses to Average Net Assets* (c)(d)	1.10%
Ratio of Net Investment Income to Average Net Assets* (c)(d)	2.62%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)(d)	14.20%
Ratio of Net Investment Loss to Average Net Assets (c)(d)	(10.48% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1%.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

Financial Highlights, continued

Van Kampen In Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class I Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.34
Net Realized and Unrealized Gain	1.04

Total from Investment Operations	1.38
Less Distributions from Net Investment Income	0.11

Net Asset Value, End of the Period	$11.27

Total Return* (b)	14.02% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.22%
Ratio of Net Investment Income to Average Net Assets* (c)	3.86%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	13.32%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.24% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

Financial Highlights, continued

Van Kampen In Retirement Strategy Fund

October 23, 2008
(Commencement of
Operations) to
Class R Shares	August 31, 2009

Net Asset Value, Beginning of the Period	$10.00

Net Investment Income (a)	0.29
Net Realized and Unrealized Gain	1.05

Total from Investment Operations	1.34
Less Distributions from Net Investment Income	0.08

Net Asset Value, End of the Period	$11.26

Total Return* (b)	13.50% **
Net Assets at End of the Period (In millions)	$0.1
Ratio of Expenses to Average Net Assets* (c)	0.72%
Ratio of Net Investment Income to Average Net Assets* (c)	3.38%
Portfolio Turnover	16% **
* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c)	13.82%
Ratio of Net Investment Loss to Average Net Assets (c)	(9.72% )

**	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to 0.50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Funds was 0.53% at August 31, 2009.

Appendix A

Underlying Funds

The list below represents those Underlying Funds currently available for investment by the Funds. From time to time the Adviser may select new or different Underlying Funds other than those listed below.

Underlying Fund	Underlying Fund’s Investment Adviser and Subadvisers	Underlying Fund’s Investment Objective and Primary Investment Strategy

Equity Funds

Van Kampen American Value Fund	Van Kampen Asset Management	to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small- to medium-sized U.S. corporations.

Van Kampen Capital Growth Fund	Van Kampen Asset Management	to seek capital growth. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of securities consisting primarily of common stocks that the Fund’s investment adviser believes have above-average potential for capital growth.

Van Kampen Core Equity Fund	Van Kampen Asset Management	to seek capital growth and income Under normal by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Fund’s investment adviser believes are undervalued and have strong earnings momentum and relative strength.

Van Kampen Emerging Markets Fund	Van Kampen Asset Management	to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

Van Kampen Growth and Income Fund	Van Kampen Asset Management	to seek income and long-term growth of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).

Van Kampen International Growth Fund	Van Kampen Asset Management	capital appreciation, with a secondary objective of income. The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

Underlying Fund	Underlying Fund’s Investment Adviser and Subadvisers	Underlying Fund’s Investment Objective and Primary Investment Strategy

Van Kampen Mid Cap Growth Fund	Van Kampen Asset Management	to seek capital growth. Under normal market conditions, the Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies.

Russell U.S. Core Equity Fund
Russell Investment Management Company*
Columbus Circle Investors
Marsico Capital Management, LLC
Montag & Caldwell, Inc.
Turner Investment Partners, Inc.
Suffolk Capital Management, LLC
AllianceBernstein L.P.
Institutional Capital LLC
MFS Institutional Advisors, Inc.
Schneider Capital Management Corporation
Arnhold and S. Bleichroeder Advisers, LLC
to seek to provide long term capital growth by investing primarily in common stocks of medium and large capitalization U.S. companies.

Russell U.S. Small & Mid Cap Fund
Russell Investment Management Company*
Ranger Investment Management, L.P.
Gould Investment Partners LLC
Tygh Capital Management, Inc.
ClariVest Asset Management LLC
PanAgora Asset Management, Inc.
DePrince, Race & Zollo, Inc.
Signia Capital Management, LLC
Delphi Management, Inc.
Jacobs Levy Equity Management, Inc.
to seek to provide long term capital growth by investing primarily in common stocks of small and medium capitalization companies, most of which are U.S. based.

Russell International Developed Markets Fund
Russell Investment Management Company*
Axiom International Investors LLC
Marsico Capital Management, LLC
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP
AQR Capital Management, LLC
MFS Institutional Advisors, Inc.
AllianceBernstein L.P.
Altrinsic Global Advisors, LLC
Mondrian Investment Partners Ltd.
to seek to provide long term capital growth by investing primarily in equity securities, including common stocks and preferred stocks, issued by companies domiciled outside the U.S. and in depositary receipts, which represent ownership of securities of non-U.S. companies.

Russell Emerging Markets Fund
Russell Investment Management Company*
AllianceBernstein L.P.
Arrowstreet Capital, Limited Partnership
Genesis Asset Managers, LLP
Harding Loevner Management, L.P.
T. Rowe Price International, Inc.
UBS Global Asset Management (Americas) Inc.
to seek to provide long term capital growth by investing primarily in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

Underlying Fund	Underlying Fund’s Investment Adviser and Subadvisers	Underlying Fund’s Investment Objective and Primary Investment Strategy

Fixed Income Funds

Van Kampen High Yield Fund	Van Kampen Asset Management	to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund’s primary investment objective. The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock.

Russell Strategic Bond Fund
Russell Investment Management Company*
Goldman Sachs Asset Management, L.P.
Pacific Investment Management Company LLC
Metropolitan West Asset Management, LLC
Drake Capital Management, LLC
Hyperion Brookfield Asset Management, Inc.
Logan Circle Partners, L.P.
to seek to provide current income, and as a secondary objective, capital appreciation by investing primarily in bonds.

Alternative Investment Funds

Russell Real Estate Securities Fund
Russell Investment Management Company*
Cohen & Steers Capital Management, Inc.
Heitman Real Estate Securities LLC
INVESCO Institutional (N.A.), Inc.
RREEF America L.L.C.
AEW Management and Advisors, L.P.
to seek to provide current income and long term capital growth by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties.

*	Unaffiliated Underlying Funds advised by Russell Investment Management Company employ Russell’s “multi-style, multi-manager” approach, whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Assets of such Underlying Funds not allocated to money managers are managed by Russell Investment Management Company.

Subadvisers listed for the Russell Underlying Funds are current as of August 25, 2008. Subject to the approval of the board of trustees of such Underlying Funds, Russell Investment Management Company may engage or terminate a subadviser at any time and without a shareholder vote, pursuant to an exemptive order from the Securities and Exchange Commission.

For more current information about the subadvisers to the Russell Underlying Funds, see the Funds’ website at vankampen.com or the EDGAR database at the SEC’s website, www.sec.gov.

For More Information

Existing Shareholders or Prospective Investors

•	Call your broker
•	Web Site
www.vankampen.com

•	FundInfo®
Automated Telephone System 800-847-2424

Dealers

•	Web Site
www.vankampen.com

•	FundInfo®
Automated Telephone System 800-847-2424

•	Van Kampen Investments 800-421-5666

Van Kampen Retirement Strategy Funds
522 Fifth Avenue
New York, New York 10036

Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Transfer Agent
Van Kampen Investor Services Inc.
PO Box 219286
Kansas City, Missouri 64121-9286
Attn: Van Kampen Retirement Strategy Funds

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Attn: Van Kampen Retirement Strategy Funds

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

Van Kampen 2050 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2010 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund

A Statement of Additional Information, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus.

You will find additional information about each Fund in its annual and semiannual reports to shareholders. The annual report explains the market conditions and investment strategies affecting each Fund’s performance during its last fiscal year.

You can ask questions or obtain free copies of each Fund’s annual and semiannual reports or its Statement of Additional Information by calling 800.847.2424. Free copies of each Fund’s reports and its Statement of Additional Information are available from our web site at www.vankampen.com.

Information about the Funds, including its Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

This Prospectus is dated
December 30, 2009
The Fund’s Investment Company Act File No. is 811-22188.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com
Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC
RSPRO 12/09